UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-06520

MANAGERS TRUST I

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: October 31st

Date of reporting period: JULY 31, 2009	(3rd Quarter End Portfolio Holdings)

Item 1.	SCHEDULE OF INVESTMENTS.

Managers AMG FQ Tax-Managed U.S. Equity Fund

July 31, 2009

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Common Stocks - 100.1%
Consumer Discretionary - 13.8%
Amazon.com, Inc.*	1,800		$154,368
Apollo Group, Inc., Class A*	5,000		345,200
Autonation, Inc.*	30,200	[2]	624,535
AutoZone, Inc.*	3,400		522,138
Children’s Place Retail Stores, Inc., The*	7,400		242,498
Chipotle Mexican Grill, Inc.*	3,800	[2]	356,554
Comcast Corp., Class A	44,600		662,756
Gymboree Corp.*	9,400		373,932
H&R Block, Inc.	4,000		66,760
Jarden Corp.*	6,000		147,900
Knology, Inc.*	21,000		180,600
Kohl’s Corp.*	1,800		87,390
Liberty Global, Inc.*	30,000		628,500
Liberty Media Corp.*	3,000		83,910
Marvel Entertainment, Inc.*	2,600		102,856
McDonald’s Corp.	6,800		374,408
Polo Ralph Lauren Corp.	8,800		554,840
RCN Corp.*	41,000		298,480
Rent-A-Center, Inc.*	13,600		282,336
Sherwin-Williams Co., The	600		34,650
Target Corp.	1,000		43,620
Time Warner Cable, Inc.	6,342		209,667
Time Warner, Inc.	25,266		673,592
V.F. Corp.	400		25,876
WMS Industries, Inc.*	10,400		376,064
Total Consumer Discretionary			7,453,430
Consumer Staples - 11.2%
Altria Group, Inc.	4,800		84,144
Archer-Daniels-Midland Co.	21,200		638,544
BJ’s Wholesale Club, Inc.*	8,600		286,810
Bunge, Ltd.	9,000	[2]	629,730
Chattem, Inc.*	5,600		350,952
Church & Dwight Co., Inc.	9,000		530,820
Coca-Cola Co., The	3,000		149,520
Colgate-Palmolive Co.	3,000		217,320
CVS Caremark Corp.	6,800		227,664
Dean Foods Co.*	17,200		364,468
General Mills, Inc.	2,000		117,820
Kimberly-Clark Corp.	2,400		140,280
Kroger Co., The	26,400		564,432
Lorillard, Inc.	1,000		73,720
Pantry, Inc., The*	6,200		108,810
PepsiAmericas, Inc.	3,000		80,340
Philip Morris International, Inc.	3,800		177,080
Procter & Gamble Co., The	16,600		921,466
Reynolds American, Inc.	1,000		43,510
Wal-Mart Stores, Inc.	6,200		309,256
Total Consumer Staples			6,016,686

Managers AMG FQ Tax-Managed U.S. Equity Fund

July 31, 2009

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Energy - 12.9%
Anadarko Petroleum Corp.	16,200		$780,840
Chevron Corp.	18,000		1,250,460
CVR Energy, Inc.*	25,000		213,500
Diamond Offshore Drilling, Inc.	3,600	[2]	323,532
Encore Acquisition Co.*	5,000		178,000
Exxon Mobil Corp.	30,400		2,139,856
Noble Corp.	6,200		209,932
Occidental Petroleum Corp.	4,800		342,432
Oil States International, Inc.*	15,000		406,800
Peabody Energy Corp.	5,200		172,172
Schlumberger, Ltd.	7,000		374,500
Southwestern Energy Co.*	10,200		422,586
Western Refining, Inc.*	23,800		154,938
Total Energy			6,969,548
Financials - 12.8%
Aflac, Inc.	3,400		128,724
American Express Co.	6,000		169,980
Aon Corp.	13,800		544,410
Arch Capital Group, Ltd.*	4,400		273,636
BancFirst Corp.	3,600		128,988
Chubb Corp., The	11,200		517,216
CNA Surety Corp.*	4,400		69,168
CVB Financial Corp.	16,000	[2]	120,640
EZCORP, Inc., Class A*	9,200		116,380
First Cash Financial Services, Inc.*	5,200		97,760
Goldman Sachs Group, Inc.	2,000		326,600
Hatteras Financial Corp.	10,200		288,966
International Bancshares Corp.	15,600	[2]	205,608
Investment Technology Group, Inc.*	8,400		187,740
JPMorgan Chase & Co.	14,700		568,155
Knight Capital Group, Inc., Class A*	13,400		248,838
Loews Corp.	4,000		120,080
Metlife, Inc.	3,000		101,850
Nelnet, Inc.*	9,200		131,468
Northern Trust Corp.	7,800		466,518
Odyssey Re Holdings Corp.	5,400		249,480
Platinum Underwriter Holdings, Ltd.	3,600		121,500
Provident New York Bancorp	20,800		201,760
Public Storage, Inc.	2,000		145,140
Republic Bancorp, Inc., Class A	5,800		139,838
Santander BanCorp	21,400		129,684
Southside Bancshares, Inc.	15,554		352,135
StanCorp Financial Group, Inc.	2,600		89,492
State Street Corp.	2,400		120,720
TFS Financial Corp.	17,800		197,580
Torchmark Corp.	2,000		78,120
Travelers Companies, Inc., The	3,000		129,210
UnumProvident Corp.	5,000		93,850
Vornado Realty Trust	808		41,224
Total Financials			6,902,458

Managers AMG FQ Tax-Managed U.S. Equity Fund

July 31, 2009

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Health Care - 14.2%
Abbott Laboratories Co.	9,200		$413,908
Amgen, Inc.*	6,400		398,784
Atrion Corp.	400		52,076
Baxter International, Inc.	3,600		202,932
Becton, Dickinson and Co.	1,400		91,210
Biogen Idec, Inc.*	1,600		76,080
Chemed Corp.	9,800		432,180
CR Bard, Inc.	400		29,428
Cubist Pharmaceuticals, Inc.*	21,600		429,192
Eli Lilly and Co.	8,800		307,032
Forest Laboratories, Inc.*	8,800		227,304
Gilead Sciences, Inc.*	5,400		264,222
Haemonetics Corp.*	5,800		342,258
HealthSpring, Inc.*	4,000		50,520
Invacare Corp.	13,600		277,440
Johnson & Johnson	15,700		955,973
Kensey Nash Corp.*	11,800		337,008
Lincare Holdings, Inc.*	16,200		424,116
Magellan Health Services, Inc.*	9,800		317,128
Maxygen, Inc.*	11,600		92,684
McKesson Corp.	3,800		194,370
Omnicare, Inc.	9,000		214,830
Par Pharmaceutical Co., Inc.*	11,000		178,310
Pfizer, Inc.	12,400		197,532
PSS World Medical, Inc.*	13,400		270,814
ResMed, Inc.*	5,000		205,000
Stryker Corp.	1,800		69,984
Universal Health Services, Inc., Class B	4,000		222,440
Valeant Pharmaceuticals International*	7,800	[2]	201,240
Watson Pharmaceuticals, Inc.*	5,400		187,542
Total Health Care			7,663,537
Industrials - 10.5%
Alliant Techsystems, Inc.*	6,400		503,808
Burlington Northern Santa Fe Corp.	1,600		125,744
CSX Corp.	2,200		88,264
Danaher Corp.	1,400		85,736
Dun & Bradstreet Corp., The	6,800		489,532
EMCOR Group, Inc.*	12,098		291,804
Emerson Electric Co.	4,600		167,348
Encore Wire Corp.	13,000		281,970
ESCO Technologies, Inc.*	6,600		271,194
Esterline Technologies Corp.*	2,400		68,232
FedEx Corp.	1,800		122,112
Fluor Corp.	2,800		147,840
Goodrich Corp.	2,000		102,720
Jacobs Engineering Group, Inc.*	2,400		98,352
KBR, Inc.	11,800		250,042
Lincoln Electric Holdings, Inc.	4,400		186,472
M&F Worldwide Corp.*	9,400		186,966
Powell Industries, Inc.*	3,400		121,210

Managers AMG FQ Tax-Managed U.S. Equity Fund

July 31, 2009

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Industrials - 10.5% (continued)
Precision Castparts Corp.	3,200		$255,392
Ryder System, Inc.	4,800		168,624
SkyWest, Inc.	21,400		271,352
Transdigm Group, Inc.*	13,500		516,915
Tyco International, Ltd.	2,800		84,616
Union Pacific Corp.	3,000		172,560
United Technologies Corp.	5,800		315,926
Waste Management, Inc.	2,800		78,708
Waste Services, Inc.*	13,400		64,052
Wesco International, Inc.*	5,600		138,264
Total Industrials			5,655,755
Information Technology - 18.1%
Apple, Inc.*	5,200		849,628
Benchmark Electronics, Inc.*	23,800		376,040
BMC Software, Inc.*	1,000		34,030
Cisco Systems, Inc.*	2,600		57,226
CPI International, Inc.*	8,200		78,310
Dolby Laboratories, Inc.*	8,200		341,366
EMC Corp.*	25,000		376,500
Equinix, Inc.*	1,400	[2]	114,422
Google, Inc.*	1,400		620,270
Harris Stratex Networks, Inc.*	16,400		113,816
Hewlett-Packard Co.	14,800		640,840
Intel Corp.	17,400		334,950
International Business Machines Corp.	10,800		1,273,644
Microsoft Corp.	20,800		489,216
NCR Corp.*	39,000		504,660
NVE Corp.*	3,000		161,190
Oracle Corp.	15,000		331,950
QLogic Corp.*	19,400		253,170
QUALCOMM, Inc.	14,000		646,940
SAIC, Inc.*	26,600		481,194
Silicon Laboratories, Inc.*	8,200		351,206
Sohu.com, Inc.*	4,200	[2]	256,914
Sybase, Inc.*	3,000		107,400
Tekelec*	4,200		77,238
Texas Instruments, Inc.	2,400		57,720
TIBCO Software, Inc.*	20,600		179,838
Tyler Technologies, Inc.*	18,400		283,360
VMware, Inc. Class A*	6,400		206,272
Western Union Co., The	9,600		167,808
Total Information Technology			9,767,118
Materials - 1.7%
Ball Corp.	2,800		135,408
Compass Minerals International, Inc.	2,800		148,932
Crown Holdings, Inc.*	4,400		110,440
FMC Corp.	7,200		350,208
Praxair, Inc.	1,800		140,724
Total Materials			885,712

Managers AMG FQ Tax-Managed U.S. Equity Fund

July 31, 2009

Schedule of Portfolio Investments (unaudited) Security Description	Shares	Value
Telecommunication Services - 2.2%
AT&T, Inc.	15,000	$393,450
CenturyTel, Inc.	5,206	163,416
Syniverse Holdings, Inc.*	12,000	210,360
Telephone & Data Systems, Inc.	16,200	416,988
Verizon Communications, Inc.	200	6,414
Total Telecommunication Services		1,190,628
Utilities - 2.7%
DTE Energy Co.	800	27,568
Entergy Corp.	1,000	80,330
Exelon Corp.	3,800	193,268
FirstEnergy Corp.	1,800	74,160
FPL Group, Inc.	2,400	136,008
Integrys Energy Group, Inc.	400	13,512
Mirant Corp.*	30,200	545,412
NSTAR	600	19,260
PG&E Corp.	2,000	80,740
PPL Corp.	2,200	74,338
Progress Energy, Inc.	700	27,608
Southern Co., The	1,000	31,400
UGI Corp.	6,400	169,216
Total Utilities		1,472,820
Total Common Stocks (cost $49,029,836)		53,977,692
Short-Term Investments - 5.3%[1]
BNY Institutional Cash Reserves Fund, Series A, 0.19%[3]	2,434,054	2,434,054
BNY Institutional Cash Reserves Fund, Series B*3,4	320,520	54,489
Dreyfus Cash Management Fund, Institutional Class Shares, 0.35%[11]	369,983	369,983
Total Short-Term Investments (cost $3,124,557)		2,858,526
Total Investments - 105.4% (cost $52,154,393)		56,836,218
Other Assets, less Liabilities - (5.4)%		(2,901,651)
Net Assets - 100.0%		$53,934,567

Managers AMG FQ U.S. Equity Fund

July 31, 2009

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Common Stocks - 99.6%
Consumer Discretionary - 10.0%
Amazon.com, Inc.*	1,600		$137,216
Comcast Corp., Class A	21,400		318,004
DISH Network Corp., Class A*	10,400		176,280
Dress Barn, Inc., The*	5,000	[2]	77,950
Foot Locker, Inc.	14,800		163,984
Gap, Inc., The	11,400		186,048
Garmin, Ltd.	7,400	[2]	204,684
H&R Block, Inc.	10,000		166,900
Home Depot, Inc., The	8,800		228,272
Jo-Ann Stores, Inc.*	1,200		27,960
Kohl’s Corp.*	1,600		77,680
La-Z-Boy, Inc.	4,600		31,142
Liberty Global, Inc.*	11,800		247,210
Lowe’s Companies, Inc.	7,200		161,712
McDonald’s Corp.	4,800		264,288
Mediacom Communications Corp.*	4,800		22,992
News Corp., Inc., Class A	11,000		113,630
Pre-Paid Legal Services, Inc.*	800		39,016
RadioShack Corp.	12,000		186,120
Rent-A-Center, Inc.*	6,800		141,168
Ross Stores, Inc.	4,600		202,814
Sally Beauty Holdings, Inc.*	19,000		132,620
Sears Holdings Corp.*	3,000	[2]	199,020
Target Corp.	4,000		174,480
Tempur-Pedic International, Inc.	10,000		148,300
The Finish Line, Inc., Class A	7,000		60,900
Time Warner Cable, Inc.,	2,660		87,940
Time Warner, Inc.	5,800		154,628
TJX Cos., Inc., The	7,400		268,102
Viacom, Inc., Class B*	9,200		213,072
Walt Disney Co., The	7,600		190,912
Wyndham Worldwide Corp.	12,800		178,560
Yum! Brands, Inc.	2,200		78,012
Total Consumer Discretionary			5,061,616
Consumer Staples - 10.1%
Altria Group, Inc.	7,800		136,734
Campbell Soup Co.	6,600		204,798
Church & Dwight Co., Inc.	3,600		212,328
Coca-Cola Co., The	9,400		468,496
Colgate-Palmolive Co.	3,600		260,784
CVS Caremark Corp.	7,000		234,360
General Mills, Inc.	1,600		94,256
Herbalife, Ltd.	5,000		172,050
Hormel Foods Corp.	5,200		186,732
Kimberly-Clark Corp.	2,200		128,590
Kraft Foods, Inc.	10,600		300,404
Kroger Co., The	6,000		128,280
Lorillard, Inc.	2,800		206,416

Managers AMG FQ U.S. Equity Fund

July 31, 2009

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Consumer Staples - 10.1% (continued)
PepsiCo, Inc.	6,200		$351,850
Philip Morris International, Inc.	7,600		354,160
Procter & Gamble Co., The	14,200		788,242
Reynolds American, Inc.	3,800		165,338
Walgreen Co.	5,200		161,460
Wal-Mart Stores, Inc.	12,000		598,560
Total Consumer Staples			5,153,838
Energy - 11.6%
Anadarko Petroleum Corp.	2,400		115,680
Apache Corp.	600		50,370
Chevron Corp.	8,600		597,442
Complete Production Services, Inc.*	10,200		84,252
ConocoPhillips Co.	7,200		314,712
CONSOL Energy, Inc.	5,400		191,862
Diamond Offshore Drilling, Inc.	2,400	[2]	215,688
Dril-Quip, Inc.*	3,400		143,786
El Paso Corp.	19,800		199,188
Encore Acquisition Co.*	5,200		185,120
Exxon Mobil Corp.	23,800		1,675,282
Hess Corp.	1,400		77,280
Marathon Oil Corp.	9,000		290,250
Murphy Oil Corp.	3,800		221,160
Nabors Industries, Ltd.*	9,600		163,392
National-Oilwell, Inc.*	6,200		222,828
Occidental Petroleum Corp.	3,800		271,092
Oil States International, Inc.*	1,800		48,816
Pride International, Inc.*	7,800		195,546
Schlumberger, Ltd.	4,200		224,700
Tidewater, Inc.	3,600		162,000
Valero Energy Corp.	3,800		68,400
Williams Co., Inc.	3,000		50,070
World Fuel Services Corp.	3,200		140,352
Total Energy			5,909,268
Financials - 14.4%
Advance America, Cash Advance Centers, Inc.	7,800		43,056
Aflac, Inc.	9,000		340,740
Allstate Corp., The	2,600		69,966
American Express Co.	4,800		135,984
American Financial Group, Inc.	7,400		180,486
Anworth Mortgage Asset Corp.	7,200		54,288
Aon Corp.	5,000		197,250
Arch Capital Group, Ltd.*	3,400		211,446
Bank of America Corp.	33,200		491,028
Bank of Hawaii Corp.	2,000		76,740
Bank of New York Mellon Corp.	5,800		158,572
Capstead Mortgage Corp.	2,800		37,408
Chubb Corp., The	5,200		240,136
Citigroup, Inc.	35,000		110,950
CME Group, Inc.	200		55,766
Delphi Financial Group, Inc., Class A	3,200		76,256

Managers AMG FQ U.S. Equity Fund

July 31, 2009

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Financials - 14.4% (continued)
Discover Financial Services	16,200		$192,456
First American Corp.	6,800		200,940
Goldman Sachs Group, Inc.	2,200		359,260
Hudson City Bancorp, Inc.	15,200		213,712
JPMorgan Chase & Co.	21,000		811,650
MFA Financial, Inc.	24,800		183,520
Morgan Stanley Co.	5,400		153,900
Northern Trust Corp.	4,800		287,088
OneBeacon Insurance Group, Ltd., Class A	2,000		22,600
Oriental Financial Group, Inc.	10,200		143,922
Penson Worldwide, Inc.*	10,400	[2]	121,368
Prudential Financial, Inc.	6,400		283,328
Public Storage, Inc.	3,600		261,252
Republic Bancorp, Inc., Class A	2,000		48,220
State Street Corp.	4,800		241,440
TD Ameritrade Holding Corp.*	10,600		196,524
Travelers Companies, Inc., The	5,800		249,806
U.S. Bancorp	9,000		183,690
UnumProvident Corp.	13,400		251,518
Wells Fargo & Co.	17,600		430,496
Total Financials			7,316,762
Health Care - 12.7%
Abbott Laboratories Co.	5,600		251,944
American Medical Systems Holdings, Inc.*	8,200		125,378
Amgen, Inc.*	4,800		299,088
Baxter International, Inc.	2,800		157,836
Biogen Idec, Inc.*	1,400		66,570
Boston Scientific Corp.*	4,400		47,256
Bristol-Myers Squibb Co.	5,400		117,396
Cantel Medical Corp.*	2,800		43,344
Chemed Corp.	1,800		79,380
Covidien PLC	2,600		98,306
DaVita, Inc.*	600		29,820
Eli Lilly & Co.	4,800		167,472
Emergency Medical Services Corp., Class A*	3,400		133,076
Express Scripts, Inc.*	4,200		294,168
Forest Laboratories, Inc.*	8,000		206,640
Gilead Sciences, Inc.*	4,000		195,720
ICU Medical, Inc.*	800		31,144
Johnson & Johnson	13,400		815,926
Matrixx Initiatives, Inc.*	4,400		24,816
Medco Health Solutions, Inc.*	5,800		306,588
Medtronic, Inc.	5,400		191,268
Merck & Co., Inc.	8,800		264,088
Millipore Corp.*	2,000		139,200
Molina Healthcare, Inc.*	4,600		103,730
PDL BioPharma, Inc.	7,000		57,610
Pfizer, Inc.	33,000		525,690
Pharmerica Corp.*	2,000	[2]	41,920
RehabCare Group, Inc.*	1,800		43,308

Managers AMG FQ U.S. Equity Fund

July 31, 2009

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Health Care - 12.7% (continued)
Schering-Plough Corp.	8,400		$222,684
Steris Corp.	5,600		157,248
Thermo Fisher Scientific, Inc.*	2,000		90,560
UnitedHealth Group, Inc.	9,400		263,764
Universal Health Services, Inc., Class B	3,400		189,074
Valeant Pharmaceuticals International*	7,800	[2]	201,240
Varian, Inc.*	3,200		162,432
Wyeth	7,000		325,850
Total Health Care			6,471,534
Industrials - 10.1%
3M Co.	2,000		141,040
AAON, Inc.	1,400		27,454
Aircastle, Ltd.	4,600		33,396
Alliant Techsystems, Inc.*	800		62,976
Ameron International Corp.	1,000		74,520
Apogee Enterprises, Inc.	7,200		104,976
Beacon Roofing Supply, Inc.*	1,800		30,186
Boeing Co., The	1,800		77,238
Burlington Northern Santa Fe Corp.	1,200		94,308
Caterpillar, Inc.	400		17,624
Chart Industries, Inc.*	7,200		138,672
Cooper Industries, Ltd., Class A	6,000		197,700
CSX Corp.	1,800		72,216
Danaher Corp.	600		36,744
Deluxe Corp.	6,800		106,420
Dollar Thrifty Automotive Group*	7,400	[2]	122,470
Dover Corp.	2,400		81,624
Emerson Electric Co.	3,600		130,968
EnerSys*	7,400		146,446
Flowserve Corp.	2,600		210,002
General Electric Co.	37,400		501,160
Hawaiian Holdings, Inc.*	14,200		90,738
Honeywell International, Inc.	3,600		124,920
L-3 Communications Holdings, Inc.	2,600		196,300
Lockheed Martin Corp.	3,000		224,280
M&F Worldwide Corp.*	1,800		35,802
Manpower, Inc.	3,800		182,210
Marten Transport, Ltd.*	1,600		28,224
Mueller Industries, Inc.	1,000		23,760
Norfolk Southern Corp.	1,600		69,200
Pall Corp.	5,800		174,464
Powell Industries, Inc.*	2,600		92,690
R.R. Donnelley & Sons Co.	16,200		225,180
Raytheon Co.	5,000		234,750
Union Pacific Corp.	3,600		207,072
United Parcel Service, Inc., Class B	3,600		193,428
United Technologies Corp.	4,000		217,880
URS Corp.*	3,400		172,040
Waste Management, Inc.	4,400		123,684
Wesco International, Inc.*	5,000		123,450
Total Industrials			5,148,212

Managers AMG FQ U.S. Equity Fund

July 31, 2009

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Information Technology - 19.9%
3Com Corp.*	32,000		$120,640
Accenture, Ltd.	5,800		203,406
Acxiom Corp.	11,400		110,010
Adobe Systems, Inc.*	2,400		77,808
Amphenol Corp.	3,600		120,060
Apple, Inc.*	4,000		653,560
Arrow Electronics, Inc.*	7,400		190,698
Avnet, Inc.*	7,400		180,560
Benchmark Electronics, Inc.*	4,600		72,680
Broadridge Financial Solutions, Inc.	7,800		134,706
Cirrus Logic, Inc.*	5,800		31,204
Cisco Systems, Inc.*	28,200		620,682
Compuware Corp.*	21,600		158,328
Corning, Inc.	7,600		129,200
Dell, Inc.*	15,400		206,052
EarthLink, Inc.*	15,200		128,440
EMC Corp.*	17,000		256,020
Fidelity National Information Services, Inc.	10,400		243,568
FLIR Systems, Inc.*	6,600		141,834
Google, Inc.*	1,200		531,660
Harris Corp.	5,600		175,336
Harris Stratex Networks, Inc.*	19,600		136,024
Hewlett-Packard Co.	12,800		554,240
Intel Corp.	21,800		419,650
International Business Machines Corp.	8,000		943,440
J2 Global Communications, Inc.*	1,200		28,788
MasterCard, Inc.	800		155,224
Microsoft Corp.	38,200		898,464
Multi-Fineline Electronix, Inc.*	1,600		36,464
Oracle Corp.	23,200		513,416
QUALCOMM, Inc.	8,000		369,680
S1 Corp.*	5,000		35,450
SeaChange International, Inc.*	4,600		42,090
STEC, Inc.*	6,600	[2]	224,994
Sybase, Inc.*	6,000		214,800
Symantec Corp.*	12,600		188,118
Synaptics, Inc.*	3,200	[2]	76,704
Tessera Technologies, Inc.*	5,200		146,068
Texas Instruments, Inc.	6,200		149,110
Visa, Inc., Class A	3,600		235,656
Western Digital Corp.*	1,000		30,250
Western Union Co., The	12,200		213,256
Total Information Technology			10,098,338
Materials - 4.5%
Air Products & Chemicals, Inc.	1,000		74,600
Bemis Co., Inc.	6,600		173,712
Celanese Corp.	7,200		185,040
Crown Holdings, Inc.*	7,400		185,740
E.I. du Pont de Nemours & Co.	3,000		92,790
Innophos Holdings, Inc.	5,400		101,412
International Paper Co.	11,400		214,434

Managers AMG FQ U.S. Equity Fund

July 31, 2009

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Materials - 4.5% (continued)
Monsanto Co.	2,200		$184,800
NewMarket Corp.	1,600		121,040
Owens-Illinois, Inc.*	6,000		203,640
Pactiv Corp.*	7,800		196,404
P.H. Glatfelter Co.	6,200		64,170
Praxair, Inc.	1,400		109,452
Rock-Tenn Co.	5,000		224,800
Schweitzer-Mauduit International, Inc.	2,400		78,480
Stepan Co.	1,200		53,736
Total Materials			2,264,250
Telecommunication Services - 2.6%
AT&T, Inc.	28,600		750,178
iPCS, Inc.*	2,200		39,622
Qwest Communications International, Inc.	46,000	[2]	177,560
USA Mobility, Inc.	2,000		27,000
Verizon Communications, Inc.	10,800		346,356
Total Telecommunication Services			1,340,716
Utilities - 3.7%
American Electric Power Co., Inc.	1,200		37,152
Atmos Energy Corp.	5,000		135,800
Calpine Corp.*	15,000		193,200
Energen Corp.	4,200		173,544
Entergy Corp.	800	[2]	64,264
Exelon Corp.	3,400		172,924
FirstEnergy Corp.	1,400		57,680
FPL Group, Inc.	2,000		113,340
Mirant Corp.*	12,200		220,332
NRG Energy, Inc.*	5,200		141,492
PPL Corp.	1,800		60,822
Public Service Enterprise Group, Inc.	6,800		220,660
Sempra Energy	1,000		52,430
Southern Co., The	800		25,120
UGI Corp.	7,600		200,944
Total Utilities			1,869,704
Total Common Stocks (cost $50,662,502)			50,634,238
Short-Term Investments - 2.5%[1]
BNY Institutional Cash Reserves Fund, Series A, 0.19%[3]	1,162,026		1,162,026
BNY Institutional Cash Reserves Fund, Series B*3,4	201,100		34,187
Dreyfus Cash Management Fund, Institutional Class Shares, 0.35%[11]	95,810		95,810
Total Short-Term Investments (cost $1,458,936)			1,292,023
Total Investments - 102.1% (cost $52,121,438)			51,926,261
Other Assets, less Liabilities - (2.1)%			(1,078,387)
Net Assets - 100.0%			$50,847,874

Managers AMG FQ Global Alternatives Fund

July 31, 2009

Statement of Net Assets (unaudited)
	Principal Amount	Value
Assets:
Investments in Securities - 98.0%
U.S. Government Obligations - 8.0%
U.S. Treasury Bills, 0.170%, 11/05/09[6,12]	$6,380,000	$6,376,887
U.S. Treasury Bills, 0.175%, 10/29/09[6,12]	10,225,000	10,220,552
Total U.S. Government Obligations (cost $16,596,786)		16,597,439

	Shares
Exchange Traded Fund - 21.3%
S&P 500 SPDR Trust Series I (cost $39,230,480)	448,130	44,279,725
Short-Term Investments - 68.7%[1,11]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.35%	49,674,279	49,674,279
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.34%	92,908,316	92,908,316
Total Short-Term Investments (cost $142,582,595)		142,582,595
Total Investments in Securities (cost $198,409,861)		203,459,759
Foreign currency*		4,445,229
Receivable for investments sold		862,459
Receivable for Fund shares sold		1,650,550
Interest and other receivables		49,311
Receivable for variation margin on futures contracts		2,805,425
Unrealized gains on forward foreign currency contracts		9,209,726
Prepaid expenses		37,243
Total assets		222,519,702

Liabilities:
Payable for Fund shares repurchased		1,605,551
Payable for investments purchased		866,350
Unrealized losses on forward foreign currency contracts		9,080,600
Payable for variation margin on futures contracts		3,084,034
Accrued expenses:
Investment advisory and management fees		215,626
Administrative fees		44,065
Distribution fees		60,882
Professional fees		35,053
Other		23,551
Total liabilities		15,015,712

Net Assets		$207,503,990

Net Assets Represent:
Paid-in capital		$221,367,295
Undistributed net investment loss		(7,227,168)
Accumulated net realized loss from investments, futures and foreign currency contracts		(11,463,097)
Net unrealized appreciation of investments, futures and foreign currency contracts		4,826,960
Net Assets		$207,503,990

Class A Shares - Net Assets		$180,395,265
Shares outstanding		18,601,479
Net asset value and redemption price per share		$9.70
Offering price per share based on a maximum sales charge of 5.75% (Net asset value per share/(100% - maximum sales charge))		$10.29
Class C Shares - Net Assets		$27,108,725
Shares outstanding		2,844,236
Net asset value and redemption price per share		$9.53
* Foreign currency at cost		$4,414,253

Managers Fremont Global Fund

July 31, 2009

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Common Stocks - 68.9%
Consumer Discretionary - 6.6%
Advance Auto Parts, Inc.	1,600		$73,968
Amazon.com, Inc.*	600		51,456
Anta Sports Products, Ltd. (China)	84,000		125,709
Burberry Group PLC (United Kingdom)	12,978		99,746
Comcast Corp., Class A	9,600		142,656
Daimler AG (Germany)	7,766		359,880
DISH Network Corp., Class A*	5,000		84,750
Dress Barn, Inc., The*	1,200	[2]	18,708
Electrolux AB, Series B (Sweden)*	5,200		97,575
Esprit Holdings Limited (Hong Kong)	21,700		156,266
Family Dollar Stores, Inc.	2,400		75,408
Foot Locker, Inc.	6,800		75,344
Gap, Inc., The	5,000		81,600
Garmin, Ltd. (Cayman Islands)	3,400		94,044
H&R Block, Inc.	4,600		76,774
Home Depot, Inc., The	4,000		103,760
Hyundai Motor Co., Ltd. (South Korea)	1,654		118,467
Jo-Ann Stores, Inc.*	600		13,980
Kingfisher PLC (United Kingdom)	61,583		219,186
Kohl’s Corp.*	600		29,130
Lagardere (France)	3,500		130,595
Li & Fung Ltd. (Hong Kong)	18,000		53,035
Liberty Global, Inc.*	6,400		134,080
Lowe’s Companies, Inc.	3,200		71,872
Matsushita Electric Industrial Co., Ltd. (Japan)	9,000		142,258
McDonald’s Corp.	2,400		132,144
Mediacom Communications Corp.*	2,000		9,580
Naspers, Ltd. (South Africa)	1,738		51,886
Nikon Corp. (Japan)	3,000		59,937
Nissan Motor Co., Ltd. (Japan)	25,200		182,850
Pre-Paid Legal Services, Inc.*	400		19,508
RadioShack Corp.	5,400		83,754
Rakuten, Inc. (Japan)	355		227,283
Renault SA (France)*	8,859		376,463
Rent-A-Center, Inc.*	3,000		62,280
Ross Stores, Inc.	2,000		88,180
Sally Beauty Holdings, Inc.*	9,000		62,820
Sears Holdings Corp.*	1,800	[2]	119,412
Swatch Group AG, Class B (Switzerland)	885		161,984
Target Corp.	2,600		113,412
Tempur-Pedic International, Inc.	4,800		71,184
The Finish Line, Inc., Class A	3,200		27,840
Time Warner Cable, Inc.	1,070		35,374
Time Warner, Inc.	200		5,332
TJX Cos., Inc., The	3,400		123,182
Viacom, Inc., Class B*	4,400		101,904
Walt Disney Co., The	3,400		85,408
WPP PLC (United Kingdom)	9,600		74,041
Wyndham Worldwide Corp.	5,800		80,910
Yum! Brands, Inc.	1,000		35,460
Total Consumer Discretionary			5,022,375
Consumer Staples - 6.4%
Altria Group, Inc.	4,800		84,144
Associated British Foods PLC (United Kingdom)*	10,700		141,971
British American Tobacco PLC (United Kingdom)	9,217		286,091
Campbell Soup Co.	3,000		93,090
Carlsberg A/S, Class B (Denmark)	1,518		105,368

Managers Fremont Global Fund

July 31, 2009

Schedule of Portfolio Investments (unaudited) Security Description	Shares	Value
Consumer Staples - 6.4% (continued)
Casino Guichard-Perrachon SA (France)	1,000	$68,708
Church & Dwight Co., Inc.	1,600	94,368
Coca-Cola Co., The	4,600	229,264
Colgate-Palmolive Co.	1,600	115,904
CVS Caremark Corp.	4,000	133,920
Delhaize Group (Belgium)	2,000	143,155
General Mills, Inc.	800	47,128
Herbalife, Ltd.	2,000	68,820
Hormel Foods Corp.	2,600	93,366
Imperial Tobacco Group PLC (United Kingdom)	3,846	109,755
Kimberly-Clark Corp.	800	46,760
Koninklijke Ahold, N.V. (Netherlands)	18,800	213,564
Kraft Foods, Inc.	5,000	141,700
Kroger Co., The	4,600	98,348
Lorillard, Inc.	1,400	103,208
Metro AG (Germany)	8,278	479,400
Nestle SA, Registered (Switzerland)	6,045	248,416
PepsiCo, Inc.	2,800	158,900
Philip Morris International, Inc.	3,600	167,760
Procter & Gamble Co.,	7,000	388,570
Reckitt Benckiser Group PLC (United Kingdom)	6,415	308,194
Reynolds American, Inc.	2,000	87,020
Unilever, N.V. (Netherlands)	6,629	180,666
Walgreen Co.	2,400	74,520
Wal-Mart Stores, Inc.	5,800	289,304
Total Consumer Staples		4,801,382
Energy - 6.2%
Anadarko Petroleum Corp.	1,000	48,200
Apache Corp.	200	16,790
BP PLC (United Kingdom)	18,500	153,415
Chevron Corp.	4,000	277,880
China Shenhua Energy Co., Ltd. (China)	17,500	71,130
Complete Production Services, Inc.*	4,600	37,996
ConocoPhillips Co.	3,600	157,356
CONSOL Energy, Inc.	2,600	92,378
Diamond Offshore Drilling, Inc.	1,200	107,844
Dril-Quip, Inc.*	1,400	59,206
El Paso Corp.	9,400	94,564
Encore Acquisition Co.*	2,000	71,200
Eni S.p.A. (Italy)	7,000	163,567
Exxon Mobil Corp.	11,600	816,524
Hess Corp.	600	33,120
LUKOIL Holdings, ADR (Russia)	4,200	212,268
Lundin Petroleum AB (Sweden)*	9,814	86,932
Marathon Oil Corp.	4,200	135,450
Murphy Oil Corp.	1,600	93,120
Nabors Industries, Ltd. (Barbados)*	4,400	74,888
National-Oilwell, Inc.*	3,000	107,820
Nexen, Inc. (Canada)	6,306	130,715
Occidental Petroleum Corp.	1,800	128,412
Oil States International, Inc.*	800	21,696
Peabody Energy Corp.	2,800	92,708
Petro-Canada (Canada)	5,100	210,628
Pride International, Inc.*	3,600	90,252
Royal Dutch Shell PLC, Class A (Netherlands)	16,000	419,067
Schlumberger, Ltd.	2,400	128,400
StatoilHydro ASA (Norway)	10,350	221,292
Technip-Coflexip, ADR (France)*	1,492	90,325

Managers Fremont Global Fund

July 31, 2009

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Energy - 6.2% (continued)
Tidewater, Inc.	1,600		$72,000
Valero Energy Corp.	1,000		18,000
World Fuel Services Corp.	1,400		61,404
XTO Energy, Inc.	2,600		104,598
Total Energy			4,701,145
Financials - 13.1%
Advance America, Cash Advance Centers, Inc.	3,600		19,872
Aflac, Inc.	4,200		159,012
Allianz SE (Germany)	2,800		276,454
Allstate Corp., The	1,200		32,292
American Express Co.	2,000		56,660
American Financial Group, Inc.	3,200		78,048
Anworth Mortgage Asset Corp.	5,000		37,700
Aon Corp.	2,800		110,460
Arch Capital Group, Ltd. (Bermuda)*	1,600		99,504
Ashford Hospitality Trust	2,800		8,372
Australia and New Zealand Banking Group, Ltd. (Australia)	16,900		261,051
Aviva PLC (United Kingdom)	28,581		166,845
Banca Intesa S.p.A. (Italy)*	38,300		142,414
Banco do Brasil, S.A. (Brazil)	14,800		187,365
Banco Santander Central Hispano, S.A. (Spain)	30,250		438,050
Bank of America Corp.	14,600		215,934
Bank of Hawaii Corp.	1,000		38,370
Bank of New York Mellon Corp.	2,800		76,552
Barclays PLC (United Kingdom)*	30,700		156,047
BNP Paribas SA (France)	7,304		530,351
BOC Hong Kong Holdings, Ltd. (Hong Kong)	27,000		57,258
Capstead Mortgage Corp.	2,000		26,720
Chubb Corp., The	2,400		110,832
Cincinnati Financial Corp.	3,200		77,280
Citigroup, Inc.	12,800	[2]	40,576
Credit Agricole SA (France)	15,408		219,454
Credit Suisse Group AG (Switzerland)	5,975		282,354
Delphi Financial Group, Inc., Class A	1,400		33,362
Deutsche Bank AG (Germany)	4,700		303,747
Deutsche Boerse AG (Germany)	1,140		90,212
Discover Financial Services	7,000		83,160
EFG Hermes Holdings, GDR (Egypt)	3,080		24,640
First American Corp.	3,000		88,650
GAMCO Investors, Inc., Class A	600		27,390
Goldman Sachs Group, Inc.	1,000		163,300
HSBC Holdings PLC (United Kingdom)	34,000		344,041
Hudson City Bancorp, Inc.	6,800		95,608
ING Groep, N.V. (Netherlands)	13,200		168,915
Itau Unibanco Banco Multiplo, S.A., ADR (Brazil)	9,500		169,955
JPMorgan Chase & Co.	10,000		386,500
Julius Baer Holding, Ltd. (Switzerland)	4,238		202,350
KB Financial Group, Inc., ADR (South Korea)*	4,000	[2]	171,640
KB Financial Group, Rights (South Korea)	310		4,185
Lloyds TSB Group PLC (United Kingdom)*	115,440		164,045
MFA Financial, Inc.	11,200		82,880
Morgan Stanley Co.	2,400		68,400
Muenchener Rueckversicherungs AG (Germany)	2,000		303,286
National Australia Bank Ltd. (Australia)	3,900		79,154
Northern Trust Corp.	2,200		131,582
Old Mutual PLC (United Kingdom)*	102,300		164,091
OneBeacon Insurance Group, Ltd., Class A	1,200		13,560
Oriental Financial Group, Inc.	5,000		70,550

Managers Fremont Global Fund

July 31, 2009

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Financials - 13.1% (continued)
Penson Worldwide, Inc.*	5,000	[2]	$58,350
Prudential Financial, Inc.	2,800		123,956
Public Storage, Inc.	1,600		116,112
Republic Bancorp, Inc., Class A	800		19,288
Societe Generale (France)	4,987		319,717
StanCorp Financial Group, Inc.	1,200		41,304
Standard Chartered PLC (United Kingdom)	10,108		239,973
State Street Corp.	2,000		100,600
Sumitomo Mitsui Financial Group, Inc. (Japan)	5,000		212,837
Sun Hung Kai Properties, Ltd. (Hong Kong)	11,000		167,010
TD Ameritrade Holding Corp.*	4,800		88,992
Travelers Companies, Inc., The	3,200		137,824
Turkiye Garanti Bankasi A.S. (Turkey)*	28,700		102,044
U.S. Bancorp	4,000		81,640
UBS AG (Switzerland)*	10,650		155,911
UMB Financial Corp.	1,000		41,720
Unibail (France)	800		139,757
UniCredito Italiano SpA (Italy)*	27,300		79,662
UnumProvident Corp.	6,000		112,620
Wells Fargo & Co.	9,800		239,708
Total Financials			9,920,055
Health Care - 7.6%
Abbott Laboratories Co.	2,800		125,972
American Medical Systems Holdings, Inc.*	3,800		58,102
Amgen, Inc.*	2,600		162,006
AstraZeneca PLC (United Kingdom)	9,067		422,325
Baxter International, Inc.	1,400		78,918
Bayer AG (Germany)	5,200		318,681
Becton, Dickinson & Co.	400		26,060
Biogen Idec, Inc.*	600		28,530
Bristol-Myers Squibb Co.	4,400		95,656
Cantel Medical Corp.*	1,400		21,672
Chemed Corp.	800		35,280
Covidien PLC (Ireland)	1,200		45,372
DaVita, Inc.*	400		19,880
Eli Lilly & Co.	2,200		76,758
Emergency Medical Services Corp., Class A*	1,400		54,796
Essilor International SA (France)	2,036		112,850
Express Scripts, Inc.*	1,800		126,072
Forest Laboratories, Inc.*	3,600		92,988
Gilead Sciences, Inc.*	1,600		78,288
GlaxoSmithKline PLC (United Kingdom)	11,800		226,084
ICU Medical, Inc.*	800		31,144
Johnson & Johnson	6,600		401,874
McKesson Corp.	600		30,690
Medco Health Solutions, Inc.*	2,600		137,436
Medtronic, Inc.	2,600		92,092
Merck & Co., Inc.	3,800		114,038
Molina Healthcare, Inc.*	2,200		49,610
Novartis AG (Switzerland)*	4,920		224,792
Omnicare, Inc.	800		19,096
PDL BioPharma, Inc.	6,200		51,026
Pfizer, Inc.	15,800		251,694
Pharmerica Corp.*	1,200	[2]	25,152
Qiagen N.V. (Netherlands)*	12,800		242,450
RehabCare Group, Inc.*	800		19,248
Roche Holding AG (Switzerland)*	2,365		372,835

Managers Fremont Global Fund

July 31, 2009

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Health Care - 7.6% (continued)
Sanofi-Aventis SA (France)	5,300		$346,763
Schering-Plough Corp.	3,800		100,738
Sonova Holding AG (Switzerland)	1,114		98,055
Steris Corp.	2,600		73,008
Stryker Corp.	600		23,328
Teva Pharmaceutical Industries, Ltd., Sponsored ADR (Israel)	5,501		293,424
Thermo Fisher Scientific, Inc.*	800		36,224
UnitedHealth Group, Inc.	4,400		123,464
Universal Health Services, Inc., Class B	1,600		88,976
Valeant Pharmaceuticals International*	4,200	[2]	108,360
Varian, Inc.*	1,400		71,064
Wyeth	3,200		148,960
Total Health Care			5,781,831
Industrials - 6.6%
3M Co.	1,600		112,832
AAON, Inc.	600		11,766
Adecco SA (Switzerland)	1,600		77,101
Alliant Techsystems, Inc.*	200		15,744
Ameron International Corp.	400		29,808
Apogee Enterprises, Inc.	3,400		49,572
Beacon Roofing Supply, Inc.*	800		13,416
Boeing Co., The	800		34,328
Burlington Northern Santa Fe Corp.	600		47,154
Caterpillar, Inc.	1,400		61,684
Chart Industries, Inc.*	3,400		65,484
China High Speed Transmission Equipment Group Co., Ltd. (Hong Kong)	41,000		102,488
China Railway Construction Corp. (China)	42,000		66,862
Cooper Industries, Ltd., Class A	2,600		85,670
CSX Corp.	800		32,096
Danaher Corp.	600		36,744
Deluxe Corp.	3,200		50,080
Deutsche Lufthansa AG (Germany)	4,900		66,123
Deutsche Post AG (Germany)*	14,920		235,755
Dollar Thrifty Automotive Group*	3,400		56,270
Dover Corp.	800		27,208
Emerson Electric Co.	1,800		65,484
EnerSys*	3,400		67,286
Experian PLC (JCI)	15,015		123,927
FedEx Corp.	600		40,704
Flowserve Corp.	800		64,616
General Electric Co.	19,200		257,280
Hansen Transmissions International, N.V. (Belgium)*	50,152		113,170
Hawaiian Holdings, Inc.*	8,800		56,232
Honeywell International, Inc.	1,600		55,520
John Bean Technologies Corp.	1,200		16,632
Komatsu, Ltd. (Japan)	12,200		198,110
L-3 Communications Holdings, Inc.	800		60,400
Lockheed Martin Corp.	1,400		104,664
Manpower, Inc.	1,600		76,720
Marten Transport, Ltd.*	600		10,584
Michael Page International PLC (United Kingdom)	42,332		213,420
Mueller Industries, Inc.	400		9,504
Norfolk Southern Corp.	800		34,600
Northrop Grumman Corp.	1,200		53,496
Pall Corp.	2,600		78,208
Powell Industries, Inc.*	1,200		42,780
R.R. Donnelley & Sons Co.	7,200		100,080
Randstad Holding, N.V. (Netherlands)*	4,900		169,815

Managers Fremont Global Fund

July 31, 2009

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Industrials - 6.6% (continued)
Raytheon Co.	800		$37,560
Rolls-Royce Group PLC (United Kingdom)	35,200		243,810
Siemens AG (Germany)	3,266		260,274
Suntech Power Holdings Co., Ltd. (China)*	6,600	[2]	121,374
Thomas & Betts Corp.*	2,600		69,264
Union Pacific Corp.	1,200		69,024
United Parcel Service, Inc., Class B	1,600		85,968
United Technologies Corp.	2,200		119,834
URS Corp.*	1,600		80,960
Vestas Wind Systems A/S (Denmark)*	2,933		206,447
Waste Management, Inc.	1,200		33,732
Wesco International, Inc.*	2,200		54,318
Wolseley PLC (United Kingdom)*	8,600		192,444
Yingli Green Energy Holding Co., Ltd. - ADR (China)*	9,102	[2]	120,784
Total Industrials			4,987,210
Information Technology - 10.2%
3Com Corp.*	18,000		67,860
Accenture, Ltd. (Bermuda)	2,600		91,182
Adobe Systems, Inc.*	1,200		38,904
Alcatel SA (France)*	24,986		69,088
Alibaba.com, Ltd. (China)*	24,500		56,207
Amphenol Corp.	1,600		53,360
Apple, Inc.*	1,800		294,102
ARM Holdings PLC (United Kingdom)	92,880		195,856
Arrow Electronics, Inc.*	2,600		67,002
ASML Holding, N.V. (Netherlands)	9,651		252,017
AU Optronics Corp., Sponsored ADR (Taiwan)	15,550		173,227
Avnet, Inc.*	3,400		82,960
Benchmark Electronics, Inc.*	1,000		15,800
Broadridge Financial Solutions, Inc.	4,000		69,080
Cisco Systems, Inc.*	13,600		299,336
Compuware Corp.*	9,800		71,834
Corning, Inc.	3,600		61,200
Dell, Inc.*	7,400		99,012
Dolby Laboratories, Inc.*	2,400		99,912
EarthLink, Inc.*	7,200		60,840
EMC Corp.*	8,000		120,480
Ericsson (LM), Class B (Sweden)	33,264		327,489
Fidelity National Information Services, Inc.	5,000		117,100
FLIR Systems, Inc.*	3,000		64,470
Fujitsu, Ltd. (Japan)	29,000		189,656
Google, Inc.*	600		265,830
Harris Stratex Networks, Inc.*	8,800		61,072
Hewlett-Packard Co.	5,800		251,140
High Tech Computer Corp. (Taiwan)	5,000		68,194
Intel Corp.	11,200		215,600
International Business Machines Corp.	3,800		448,134
J2 Global Communications, Inc.*	600		14,394
Microsoft Corp.	18,600		437,472
Multi-Fineline Electronix, Inc.*	800		18,232
NetEase.com, Inc., ADR (Cayman Islands)*	2,500	[2]	110,150
Nippon Electric Glass Co., Ltd. (Japan)	16,000		184,298
Nokia Oyj (Finland)	18,700		251,448
Oracle Corp.	11,000		243,430
QUALCOMM, Inc.	3,600		166,356
Research In Motion, Ltd. (Canada)*	1,900		144,400
S1 Corp.*	2,200		15,598
Samsung Electronics Co., Ltd. (South Korea)	230		135,426

Managers Fremont Global Fund

July 31, 2009

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Information Technology - 10.2% (continued)
Samsung Electronics Co., Ltd., GDR, (South Korea)(a)*	450		$132,633
SeaChange International, Inc.*	2,200		20,130
Shanda Interactive Entertainment, Ltd. (China)*	1,900		94,202
STEC, Inc.*	3,000	[2]	102,270
Sybase, Inc.*	2,600		93,080
Symantec Corp.*	8,400		125,412
Synaptics, Inc.*	1,600	[2]	38,352
Tessera Technologies, Inc.*	2,400		67,416
Texas Instruments, Inc.	2,800		67,340
TIBCO Software, Inc.*	7,400		64,602
Toshiba Corp. (Japan)	96,000		423,690
Ubisoft Entertainment SA (France)*	6,519		111,335
VeriSign, Inc.*	4,000		81,760
Visa, Inc., Class A	1,600		104,736
Western Digital Corp.*	2,000		60,500
Western Union Co., The	5,400		94,392
Total Information Technology			7,750,998
Materials - 4.7%
Agnico-Eagle Mines, Ltd. (Canada)	1,300		76,116
Air Products & Chemicals, Inc.	400		29,840
ArcelorMittal (Luxembourg)	6,100	[2]	219,844
Ball Corp.	1,600		77,376
BASF SE (Germany)	4,600		230,074
Bemis Co., Inc.	3,000		78,960
Celanese Corp.	3,200		82,240
China Zhongwang Holdings, Ltd. (Cayman Islands)	149,600		200,366
Crown Holdings, Inc.*	3,200		80,320
E.I. du Pont de Nemours & Co.	2,000		61,860
Eurasian Natural Resources Corp. (Kazakhstan)	16,003		230,795
Fresnillo PLC (Mexico)	12,409		129,491
GMK Norilsk Nickel, Sponsored ADR (Russia)*	7,044		70,651
Innophos Holdings, Inc.	2,600		48,828
International Paper Co.	5,400		101,574
Mitsubishi Chemical Holdings Corp. (Japan)	10,500		46,994
Monsanto Co.	1,200		100,800
NewMarket Corp.	800		60,520
Pactiv Corp.*	3,400		85,612
Potash Corp. of Saskatchewan, Inc. (Canada)	600		55,806
Praxair, Inc.	600		46,908
Rio Tinto PLC (United Kingdom)	5,224		217,569
Rock-Tenn Co.	2,200		98,912
Schweitzer-Mauduit International, Inc.	1,200		39,240
Shin-Etsu Chemical Co., Ltd. (Japan)	1,000		53,633
Stepan Co.	400		17,912
Svenska Cellulosa AB (SCA) (Sweden)	11,000		141,403
Teck Resources, Ltd., Class B*	10,200		268,158
ThyssenKrupp AG (Germany)	11,124		341,806
Xstrata PLC (United Kingdom)*	20,049		270,811
Total Materials			3,564,419
Telecommunication Services - 4.9%
AT&T, Inc. (United States)	15,600		409,188
BT Group PLC (United Kingdom)	98,350		207,624
Deutsche Telekom AG (Germany)	11,900		152,674
France Telecom SA (France)	8,900		221,991
iPCS, Inc. (United States)*	1,000		18,010
Nippon Telegraph & Telephone Corp. (Japan)	7,100		293,087
Qwest Communications International, Inc. (United States)	20,600		79,516
Royal KPN NV (Netherlands)	14,452		217,372

Managers Fremont Global Fund

July 31, 2009

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Telecommunication Services - 4.9% (continued)
Softbank Corp. (Japan)	9,000		$190,620
Telecom Italia S.p.A. (Italy)	147,400		230,750
Telecom Italia S.p.A. (Italy)	135,900		153,456
Telefonica, S.A. (Spain)	12,300		306,020
USA Mobility, Inc. (United States)	1,000		13,500
Verizon Communications, Inc. (United States)	5,200		166,764
Vimpel Communication, ADR (Russia)*	12,300	[2]	166,173
Vodafone Group PLC (United Kingdom)	417,091		857,538
Total Telecommunication Services			3,684,283
Utilities - 2.6%
Atmos Energy Corp.	2,200		59,752
Calpine Corp.*	7,200		92,736
Centrica PLC (United Kingdom)	46,200		170,070
Ceske Energeticke Zavody (Czech Republic)*	2,800		150,535
CH Energy Group, Inc.	400		19,796
DTE Energy Co.	2,400		82,704
E.ON AG (Germany)	5,000		188,918
Electricite de France SA (France)	2,600		128,764
Enel SpA (Italy)	14,000		76,080
Energen Corp.	1,800		74,376
Entergy Corp.	400		32,132
Exelon Corp.	1,400		71,204
FirstEnergy Corp.	600		24,720
FPL Group, Inc.	1,000		56,670
Mirant Corp.*	4,800		86,688
NRG Energy, Inc.*	2,400		65,304
PPL Corp.	800		27,032
Public Service Enterprise Group, Inc.	1,200		38,940
Red Electrica Corporacion SA (Spain)*	4,786		224,667
RWE AG (Germany)	1,920		161,978
Sempra Energy	400		20,972
Southern Co., The	800		25,120
UGI Corp.	3,400		89,896
UIL Holdings Corp.	200		4,880
Total Utilities			1,973,934
Total Common Stocks (cost $51,932,814)			52,187,632
Other Investment Companies - 30.2%
Managers Global Bond Fund (cost $23,708,012)	1,164,480		22,870,389
Short-Term Investments - 2.3%[1]
BNY Institutional Cash Reserves Fund, Series A, 0.19%[3]	1,268,028		1,268,028
BNY Institutional Cash Reserves Fund, Series B*[3,4]	103,687		17,627
Dreyfus Cash Management Fund, Institutional Class Shares, 0.35%[11]	490,675		490,675
Total Short-Term Investments (cost $1,862,390)			1,776,330
Total Investments - 101.4% (cost $77,503,216)			76,834,351
Other Assets, less Liabilities - (1.4)%			(1,059,044)
Net Assets - 100.0%			$75,775,307

Managers Fremont Micro-Cap Fund

July 31, 2009

Schedule of Portfolio Investments (unaudited) Security Description	Shares	Value
Common Stocks - 98.3%
Consumer Discretionary - 14.2%
Ambassadors Group, Inc.	71,113	$1,101,540
American Public Education, Inc.*	4,245	150,146
America’s Car-Mart, Inc.*	17,400	380,538
AnnTaylor Stores Corp.*	18,600	224,502
BJ’s Restaurants, Inc.*	59,930	963,674
Bridgepoint Education, Inc.*	18,195	330,421
Buffalo Wild Wings, Inc.*	24,495	988,373
Cache, Inc.*	72,373	309,033
California Pizza Kitchen, Inc.*	29,400	485,100
Chinacast Education Corp.*	35,900	213,605
Citi Trends, Inc.*	14,088	411,370
CKE Restaurants, Inc.	15,600	138,060
Core-Mark Holding Co., Inc.*	5,600	150,416
CSS Industries, Inc.	12,400	287,680
FGX International Holdings, Ltd.*	34,071	450,078
Grand Canyon Education, Inc.*	12,895	225,791
Hawk Corp., Class A*	8,845	126,041
hhgregg, Inc.*	56,200	1,031,270
Hibbett Sports, Inc.*	38,061	700,703
Home Inns & Hotels Management Inc., (ADR)*	22,202	355,232
Hooker Furniture Corp.	16,488	226,380
IMAX Corp.*	52,677	474,093
JAKKS Pacific, Inc.*	23,000	265,190
Jo-Ann Stores, Inc.*	8,700	202,710
K12, Inc.*	8,200	153,914
Kenneth Cole Productions, Inc.	30,407	244,168
Learning Tree International, Inc.*	13,600	145,928
Lincoln Educational Services Corp.*	8,600	175,096
Lumber Liquidators, Inc.*	46,160	757,947
Maidenform Brands, Inc.*	29,000	401,070
McCormick & Schmick’s Seafood Restaurants, Inc.*	82,079	635,291
Midas, Inc.*	13,100	129,297
Monro Muffler Brake, Inc.	29,900	795,041
Morton’s Restaurant Group, Inc.*	24,100	87,724
Movado Group, Inc.	36,296	518,307
Peet’s Coffee & Tea, Inc.*	23,200	637,304
PetMed Express, Inc.*	17,400	322,944
Pinnacle Entertainment, Inc.*	61,633	618,179
RC2 Corp.*	7,325	111,853
Rentrak Corp.*	5,700	104,310
Shutterfly, Inc.*	46,550	747,593
Steiner Leisure, Ltd.*	16,720	530,191
The Finish Line, Inc., Class A	18,500	160,950
True Religion Apparel, Inc.*	15,235	340,655
Universal Electronics, Inc.*	13,863	292,648
Volcom, Inc.*	17,900	217,127
Westport Innovations, Inc.*	44,200	395,148
Zumiez, Inc.*	21,300	203,415
Total Consumer Discretionary		18,918,046
Consumer Staples - 2.2%
Andersons, Inc., The	4,900	157,878
Boston Beer Co., Inc.*	13,900	433,541
Diedrich Coffee, Inc.*	17,340	412,172
Elizabeth Arden, Inc.*	28,700	275,520
Inter Parfums, Inc.	10,500	107,310
J&J Snack Foods Corp.	5,500	238,370
Lance, Inc.	13,000	329,420
Nutraceutical International Corp.*	7,400	92,130

Managers Fremont Micro-Cap Fund

July 31, 2009

Schedule of Portfolio Investments (unaudited) Security Description	Shares	Value
Consumer Staples - 2.2% (continued)
Rocky Mountain Chocolate Factory, Inc.	11,400	$92,454
Smart Balance, Inc.*	124,832	765,220
Total Consumer Staples		2,904,015
Energy - 4.2%
Bolt Technology Corp.*	7,400	83,620
Carrizo Oil & Gas, Inc.*	52,125	990,375
Clean Energy Fuels Corp.*	47,400	437,976
Dawson Geophysical Co.*	16,500	501,765
GMX Resources, Inc.*	15,300	177,939
Goodrich Petroleum Corp.*	10,505	269,453
Gulf Island Fabrication, Inc.	18,100	262,450
James River Coal Co.*	23,960	444,937
Natural Gas Services Group, Inc.*	16,700	230,293
Northern Oil & Gas, Inc.*	93,780	618,010
Panhandle Oil and Gas, Inc.	7,400	186,554
RPC, Inc.	90,409	743,162
Tetra Technologies, Inc.*	33,700	259,827
TGC Industries, Inc.*	30,243	137,908
Union Drilling, Inc.*	30,800	220,220
Total Energy		5,564,489
Financials - 12.3%
American Physicians Capital, Inc.	7,500	333,675
American Safety Insurance Holdings, Ltd.*	5,900	96,937
Amerisafe, Inc.*	22,206	369,286
Associated Estates Realty Corp.	18,500	109,890
Baldwin & Lyons, Inc.	3,700	80,179
Bancorp Rhode Island, Inc.	21,297	470,664
Broadpoint Gleacher Securities Group, Inc.*	87,912	547,692
Bryn Mawr Bank Corp.	23,452	429,875
Columbia Banking Systems	32,334	392,535
Community Trust Bancorp, Inc.	11,000	298,650
Cowen Group, Inc.*	92,282	679,196
Danvers Bancorp, Inc.	60,109	754,368
DiamondRock Hospitality Co.	22,900	154,804
Donegal Group, Inc.	34,560	544,320
Eastern Insurance Holdings, Inc.	16,136	153,937
ESB Financial Corp.	5,600	83,048
Evercore Partners, Inc., Class A	11,300	222,271
Financial Institutions, Inc.	48,755	719,624
First Cash Financial Services, Inc.*	19,600	368,480
First Community Bancshares, Inc.	19,975	271,660
First Mercury Financial Corp.*	10,000	144,500
Hallmark Financial Services, Inc.*	17,700	116,112
Iberia Bank Corp.	16,003	749,581
Independent Bank Corp.	11,200	238,896
JMP Group, Inc.	34,100	302,467
Kite Realty Group Trust	14,200	45,440
Lakeland Bancorp, Inc.	26,100	235,944
Legacy Bancorp, Inc.	56,593	753,253
Meadowbrook Insurance Group, Inc.	55,100	435,841
Mission West Properties, Inc.	8,100	56,295
National Interstate Corp.	4,700	84,694
OceanFirst Financial Corp., Inc.	65,692	799,472
Penson Worldwide, Inc.*	88,312	1,030,601
Ramco-Gershenson Properties Trust	12,800	116,352
S.Y. Bancorp, Inc.	10,200	250,716
SCBT Financial Corp.	5,866	150,698
Shore Bancshares, Inc.	3,400	66,436
Simmons First National Corp., Class A	6,800	203,864

Managers Fremont Micro-Cap Fund

July 31, 2009

Schedule of Portfolio Investments (unaudited) Security Description	Shares	Value
Financials - 12.3% (continued)
Smithtown Bancorp, Inc.	19,646	$227,108
Southside Bancshares, Inc.	13,283	300,716
Standard Chartered PLC	63,081	1,065,438
Sun Communities, Inc.	5,700	87,210
Texas Capital Bancshares, Inc.*	21,400	355,454
ViewPoint Financial Group	4,800	63,024
Washington Trust Bancorp, Inc.	8,400	152,544
Webster Financial Corp.	44,300	501,033
Westwood Holdings Group, Inc.	8,200	320,128
WSFS Financial Corp.	18,800	505,156
Total Financials		16,440,064
Health Care - 17.8%
athenahealth, Inc.*	19,795	731,227
ATS Medical, Inc.*	106,200	369,576
Bio-Reference Laboratories, Inc.*	54,538	1,748,488
Cardiovascular Systems, Inc.*	34,300	344,372
Conceptus, Inc.*	17,565	294,916
Cutera, Inc.*	19,300	161,155
Cyberonics, Inc.*	21,800	362,098
Cypress Bioscience, Inc.*	55,900	494,156
DexCom, Inc.*	98,000	633,080
Endologix, Inc.*	129,880	627,320
Ensign Group, Inc.,The	9,000	144,180
eResearch Technology, Inc.*	37,000	201,650
Eurand N.V.*	53,903	732,003
Exactech, Inc.*	47,967	683,530
Genomic Health, Inc.*	7,300	123,078
Genoptix, Inc.*	8,770	274,589
Hanger Orthopedic Group, Inc.*	72,658	996,868
Harvard Bioscience, Inc.*	119,400	496,704
HMS Holdings Corp.*	30,245	1,161,408
Home Diagnostics, Inc.*	9,930	67,425
Insulet Corp.*	64,600	432,820
IPC The Hospitalist Co., Inc.*	23,200	646,120
Kensey Nash Corp.*	5,900	168,504
Landauer, Inc.	3,600	240,912
LHC Group, Inc.*	6,400	187,840
Medical Action Industries, Inc.*	19,800	247,302
Medidata Solutions, Inc.*	21,500	396,675
MEDTOX Scientific, Inc.*	99,540	895,860
Merit Medical Systems, Inc.*	50,033	915,104
MWI Veterinary Supply, Inc.*	32,800	1,258,864
Neogen Corp.*	26,099	760,525
NxStage Medical, Inc.*	82,800	458,712
Obagi Medical Products, Inc.*	21,100	160,149
Odyssey HealthCare, Inc.*	7,900	92,035
Optimer Pharmaceuticals, Inc.*	27,200	383,248
Orthovita, Inc.*	128,400	835,884
Phase Forward, Inc.*	15,500	220,100
Psychemedics Corp.	45,947	303,250
Questcor Pharmaceuticals, Inc.*	16,000	93,760
Res-Care, Inc.*	16,900	263,978
Somanetics Corp.*	30,100	422,303
SXC Health Solutions Corp.*	19,195	567,404
Synovis Life Technologies, Inc.*	25,000	386,250
U.S. Physical Therapy, Inc.*	105,885	1,731,220
Vanda Pharmaceuticals, Inc.*	28,622	435,054
Volcano Corp.*	15,851	240,777
Young Innovations, Inc.	4,300	108,876
Zoll Medical Corp.*	13,300	245,119
Total Health Care		23,746,468

Managers Fremont Micro-Cap Fund

July 31, 2009

Schedule of Portfolio Investments (unaudited) Security Description	Shares	Value
Industrials - 22.5%
51job, Inc. (ADR)*	18,700	$210,001
AAON, Inc.	9,000	176,490
AeroVironment, Inc.*	8,052	228,999
Alamo Group, Inc.	10,600	146,598
Altra Holdings, Inc.*	63,792	560,732
American Ecology Corp.	38,700	631,971
Ameron International Corp.	4,700	350,244
Ampco-Pittsburgh Corp.	5,600	127,288
Apogee Enterprises, Inc.	21,400	312,012
Applied Signal Technology, Inc.	6,400	160,000
AZZ, Inc.*	23,095	894,931
Barrett Business Services, Inc.	17,837	178,013
Cascade Corp.	9,400	229,830
CBIZ, Inc.*	130,600	854,124
Celadon Group, Inc.*	30,500	282,125
Chart Industries, Inc.*	38,165	735,058
Colfax Corp.*	36,800	348,496
Columbus McKinnon Corp.*	18,300	264,801
Comfort Systems USA, Inc.	15,600	183,768
Courier Corp.	12,800	211,712
Ducommun, Inc.	15,500	267,840
Duoyuan Global Water, Inc., (ADR)*	13,144	393,663
DXP Enterprises, Inc.*	63,726	646,182
Dynamex, Inc.*	16,600	258,462
Energy Recovery, Inc.*	83,635	584,609
EnerNOC, Inc.*	35,971	1,103,590
Ennis, Inc.	13,800	203,274
EnPro Industries, Inc.*	11,400	203,148
Exponent, Inc.*	37,481	967,385
Furmanite Corp.*	53,800	244,790
GP Strategies Corp.*	129,133	896,183
Great Lakes Dredge & Dock Corp.	207,615	1,202,091
Harbin Electric, Inc.*	20,600	325,892
Hill International, Inc.*	110,563	515,224
ICF International, Inc.*	7,275	188,422
II-VI, Inc.*	31,904	765,377
Kadant, Inc.*	12,900	143,319
Kforce, Inc.*	34,300	334,082
Kimball International, Inc., Class B	10,800	73,440
Knight Transportation, Inc.	32,650	592,271
Knoll, Inc.	21,200	207,548
LaBarge, Inc.*	144,232	1,524,532
LB Foster Co., Class A*	4,800	144,000
LMI Aerospace, Inc.*	44,294	403,075
LSI Industries, Inc.	57,187	371,144
Marten Transport, Ltd.*	57,127	1,007,720
Met-Pro Corp.	20,800	221,312
Multi-Color Corp.	93,929	1,467,171
MYR Group, Inc.*	22,800	410,856
Old Dominion Freight Line, Inc.*	12,450	443,594
On Assignment, Inc.*	53,000	224,190
Orion Marine Group, Inc.*	46,865	1,047,900
Raven Industries, Inc.	25,418	729,497
RBC Bearings, Inc.*	10,300	244,110
Saia, Inc.*	44,020	795,001
Spherion Corp.*	23,700	130,350
Sterling Construction, Inc.*	40,990	652,971
Sun Hydraulics Corp.	11,500	202,170
Sykes Enterprises, Inc.*	15,000	298,500
Titan Machinery, Inc.*	46,946	583,539
TrueBlue, Inc.	22,400	284,480
Universal Truckload Services, Inc.	9,100	146,783
Vitran Corp., Inc., Class A*	118,903	1,284,152
Volt Information Sciences, Inc.*	15,800	125,768
Total Industrials		29,946,800

Managers Fremont Micro-Cap Fund

July 31, 2009

Schedule of Portfolio Investments (unaudited) Security Description	Shares	Value
Information Technology - 21.8%
3PAR, Inc.*	63,063	604,774

Managers Fremont Micro-Cap Fund

July 31, 2009

Schedule of Portfolio Investments (unaudited) Security Description	Shares	Value
Information Technology - 21.8% (continued)
Actuate Corp.*	49,500	$258,885
Anadigics, Inc.*	88,100	364,734
Anaren Microwave, Inc.*	28,900	519,622
Art Technology Group, Inc.*	116,500	441,535
Aruba Networks, Inc.*	23,700	210,456
Bel Fuse, Inc.	22,700	417,226
Cavium Networks, Inc.*	16,200	305,694
China Digital Tv Holding Co., Ltd.	27,800	243,528
CommVault Systems, Inc.*	16,300	283,783
Compellent Technologies, Inc.*	56,620	899,692
Constant Contact, Inc.*	30,957	699,938
CTS Corp.	56,095	472,881
CyberSource Corp.*	74,248	1,287,460
DealerTrack Holdings, Inc.*	22,990	455,892
DemandTec, Inc.*	64,741	576,842
DG FastChannel, Inc.*	35,490	744,935
Digi International, Inc.*	31,428	320,880
Double-Take Software, Inc.*	24,300	211,410
DTS, Inc.*	18,065	496,246
Dynamics Research Corp.*	4,200	51,744
Ebix, Inc.*	9,415	390,534
EMS Technologies, Inc.*	59,020	1,298,440
Forrester Research, Inc.*	50,864	1,148,000
GSI Commerce, Inc.*	19,400	353,856
iGATE Corp.*	37,380	271,005
Interactive Intelligence, Inc.*	25,500	412,080
IPG Photonics Corp.*	19,200	206,016
IXYS Corp.	14,100	108,993
Knot, Inc., The*	52,200	456,228
LogMein, Inc.*	15,035	293,333
Maxwell Technologies, Inc.*	39,480	559,037
Mellanox Technologies, Ltd.*	66,213	1,048,152
Methode Electronics, Inc.	12,100	91,718
Monolithic Power Systems, Inc.*	11,500	255,185
MTS Systems Corp.	16,900	396,981
Multi-Fineline Electronix, Inc.*	3,900	88,881
NCI, Inc., Class A*	17,606	557,934
Netezza Corp.*	46,700	422,168
NetLogic Microsystems, Inc.*	12,725	505,692
Neutral Tandem, Inc.*	23,855	739,505
Online Resources Corp.*	97,840	646,722
OpenTable, Inc.*	8,000	237,600
PC Connection, Inc.*	31,500	180,810
PDF Solutions, Inc.*	192,900	443,670
Perficient, Inc.*	41,800	308,484
PROS Holdings, Inc.*	44,100	346,626
Radiant Systems, Inc.*	53,200	535,192
Renaissance Learning, Inc.	6,900	67,137
Rogers Corp.*	2,600	64,870
ShoreTel, Inc.*	52,500	452,550
SonicWALL, Inc.*	41,900	318,021
Spectrum Control, Inc.*	28,100	277,347
Super Micro Computer, Inc.*	11,900	94,486
Supertex, Inc.*	28,250	651,162
Switch and Data Facilities Co., Inc.*	102,980	1,430,392
Symmetricom, Inc.*	27,292	176,852
Synchronoss Technologies, Inc.*	38,700	459,756
Taleo Corp.*	20,900	365,750
TESSCO Technologies, Inc.*	7,500	113,100
Ultimate Software Group, Inc., The*	12,000	307,200
VanceInfo Technologies, Inc. (ADR)*	22,500	340,875
Virtusa Corp.*	71,910	670,201
Vocus, Inc.*	17,470	293,845
Volterra Semiconductor Corp.*	19,310	320,353
White Electronic Designs Corp.*	31,200	142,584

Managers Fremont Micro-Cap Fund

July 31, 2009

Schedule of Portfolio Investments (unaudited) Security Description	Shares	Value
Zygo Corp.*	50,527	319,331
Total Information Technology		29,036,811

Managers Fremont Micro-Cap Fund

July 31, 2009

Schedule of Portfolio Investments (unaudited) Security Description	Shares	Value
Materials - 2.7%
Balchem Corp.*	34,195	$948,911
Brust Well Man, Inc.*	4,100	87,453
Buckeye Technologies, Inc.*	53,200	337,820
Chemspec International, Ltd., (ADR)*	42,700	398,391
ICO, Inc.*	116,800	482,384
Koppers Holdings, Inc.	10,300	287,473
Landec Corp.*	30,500	192,760
Quaker Chemical Corp.	11,700	210,600
Schweitzer-Mauduit International, Inc.	3,400	111,180
Universal Stainless & Alloy Products, Inc.*	11,800	207,798
Zagg*	44,565	283,879
Total Materials		3,548,649
Telecommunication Services - 0.4%
Cbeyond, Inc.*	20,605	288,882
Shenandoah Telecommunications Co.	11,949	243,282
Total Telecommunication Services		532,164
Utilities - 0.2%
American States Water Co.	7,200	261,720
Total Common Stocks (cost $123,985,179)		130,899,226
Short-Term Investments - 0.9%[1]
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.35%[7] (cost $1,212,039)	1,212,039	1,212,039
Total Investments - 99.2% (cost $125,197,218)		132,111,265
Other Assets, less Liabilities - 0.8%		1,068,112
Net Assets - 100.0%		$133,179,377

Managers Fremont Institutional Micro-Cap Fund

July 31, 2009

Schedule of Portfolio Investments (unaudited) Security Description	Shares	Value
Common Stocks - 95.6%
Consumer Discretionary - 13.5%
Ambassadors Group, Inc.	14,380	$222,746
American Public Education, Inc.*	860	30,418
America’s Car-Mart, Inc.*	2,700	59,049
AnnTaylor Stores Corp.*	3,300	39,831
BJ’s Restaurants, Inc.*	10,650	171,252
Bridgepoint Education, Inc.*	3,610	65,558
Buffalo Wild Wings, Inc.*	4,500	181,575
Cache, Inc.*	13,381	57,137
California Pizza Kitchen, Inc.*	4,900	80,850
Chinacast Education Corp.*	5,700	33,915
Citi Trends, Inc.*	2,731	79,745
CKE Restaurants, Inc.	2,750	24,338
Core-Mark Holding Co., Inc.*	983	26,403
CSS Industries, Inc.	1,838	42,642
FGX International Holdings, Ltd.*	7,063	93,302
Grand Canyon Education, Inc.*	2,560	44,826
Hawk Corp., Class A*	1,550	22,088
hhgregg, Inc.*	10,585	194,235
Hibbett Sports, Inc.*	6,984	128,575
Home Inns & Hotels Management Inc., (ADR)*	3,500	56,000
Hooker Furniture Corp.	2,097	28,792
IMAX Corp.*	8,344	75,096
JAKKS Pacific, Inc.*	4,050	46,696
Jo-Ann Stores, Inc.*	1,225	28,542
K12, Inc.*	1,300	24,401
Kenneth Cole Productions, Inc.	5,378	43,185
Learning Tree International, Inc.*	2,300	24,679
Lincoln Educational Services Corp.*	1,360	27,690
Lumber Liquidators, Inc.*	8,045	132,099
Maidenform Brands, Inc.*	4,225	58,432
McCormick & Schmick’s Seafood Restaurants, Inc.*	12,945	100,194
Midas, Inc.*	2,304	22,740
Monro Muffler Brake, Inc.	5,026	133,641
Morton’s Restaurant Group, Inc.*	4,500	16,380
Movado Group, Inc.	6,972	99,560
Peet’s Coffee & Tea, Inc.*	3,525	96,832
PetMed Express, Inc.*	2,800	51,968
Pinnacle Entertainment, Inc.*	12,138	121,744
RC2 Corp.*	930	14,201
Rentrak Corp.*	745	13,634
Shutterfly, Inc.*	8,090	129,926
Steiner Leisure, Ltd.*	3,233	102,518
The Finish Line, Inc., Class A	3,450	30,015
True Religion Apparel, Inc.*	2,965	66,297
Universal Electronics, Inc.*	2,458	51,888
Volcom, Inc.*	2,900	35,178
Westport Innovations, Inc.*	7,000	62,580
Zumiez, Inc.*	3,400	32,470
Total Consumer Discretionary		3,325,863
Consumer Staples - 2.1%
Andersons, Inc., The	875	28,192
Boston Beer Co., Inc.*	2,200	68,618
Diedrich Coffee, Inc.*	3,440	81,769
Elizabeth Arden, Inc.*	5,062	48,596
Inter Parfums, Inc.	1,847	18,876
J&J Snack Foods Corp.	1,079	46,764
Lance, Inc.	2,013	51,009
Nutraceutical International Corp.*	1,283	15,974
Rocky Mountain Chocolate Factory, Inc.	2,004	16,252
Smart Balance, Inc.*	24,648	151,092
Total Consumer Staples		527,142

Managers Fremont Institutional Micro-Cap Fund

July 31, 2009

Schedule of Portfolio Investments (unaudited) Security Description	Shares	Value
Energy - 4.1%
Bolt Technology Corp.*	1,200	$13,560
Carrizo Oil & Gas, Inc.*	9,745	185,156
Clean Energy Fuels Corp.*	7,600	70,224
Dawson Geophysical Co.*	2,105	64,013
GMX Resources, Inc.*	2,400	27,912
Goodrich Petroleum Corp.*	2,085	53,480
Gulf Island Fabrication, Inc.	3,196	46,342
James River Coal Co.*	4,760	88,393
Natural Gas Services Group, Inc.*	2,700	37,233
Northern Oil & Gas, Inc.*	18,625	122,739
Panhandle Oil and Gas, Inc.	1,300	32,773
RPC, Inc.	18,275	150,220
Tetra Technologies, Inc.*	6,625	51,079
TGC Industries, Inc.*	5,638	25,709
Union Drilling, Inc.*	5,448	38,953
Total Energy		1,007,786
Financials - 12.4%
American Physicians Capital, Inc.	1,330	59,172
American Safety Insurance Holdings, Ltd.*	1,050	17,252
Amerisafe, Inc.*	3,940	65,522
Associated Estates Realty Corp.	3,443	20,451
Baldwin & Lyons, Inc.	609	13,197
Bancorp Rhode Island, Inc.	4,610	101,881
Broadpoint Gleacher Securities Group, Inc.*	13,860	86,348
Bryn Mawr Bank Corp.	4,400	80,652
Columbia Banking Systems	6,473	78,582
Community Trust Bancorp, Inc.	1,961	53,241
Cowen Group, Inc.*	17,117	125,981
Danvers Bancorp, Inc.	11,233	140,974
DiamondRock Hospitality Co.	4,050	27,378
Donegal Group, Inc.	6,956	109,557
Eastern Insurance Holdings, Inc.	2,620	24,995
ESB Financial Corp.	950	14,088
Evercore Partners, Inc., Class A	1,800	35,406
Financial Institutions, Inc.	11,015	162,581
First Cash Financial Services, Inc.*	2,803	52,696
First Community Bancshares, Inc.	3,530	48,008
First Mercury Financial Corp.*	1,750	25,288
Hallmark Financial Services, Inc.*	3,025	19,844
Iberia Bank Corp.	3,259	152,652
Independent Bank Corp.	1,990	42,447
JMP Group, Inc.	5,400	47,898
Kite Realty Group Trust	2,700	8,640
Lakeland Bancorp, Inc.	3,926	35,491
Legacy Bancorp, Inc.	13,620	181,282
Meadowbrook Insurance Group, Inc.	8,333	65,914
Mission West Properties, Inc.	1,544	10,731
National Interstate Corp.	800	14,416
OceanFirst Financial Corp., Inc.	12,575	153,038
Penson Worldwide, Inc.*	18,615	217,237
Ramco-Gershenson Properties Trust	1,300	11,817
S.Y. Bancorp, Inc.	1,940	47,684
SCBT Financial Corp.	840	21,580
Shore Bancshares, Inc.	600	11,724
Simmons First National Corp., Class A	1,200	35,976
Smithtown Bancorp, Inc.	3,302	38,171
Southside Bancshares, Inc.	2,275	51,512
Standard Chartered PLC	11,682	197,309
Sun Communities, Inc.	875	13,388
Texas Capital Bancshares, Inc.*	3,400	56,474
ViewPoint Financial Group	850	11,160
Washington Trust Bancorp, Inc.	1,400	25,424
Webster Financial Corp.	8,600	97,266

Managers Fremont Institutional Micro-Cap Fund

July 31, 2009

Schedule of Portfolio Investments (unaudited) Security Description	Shares	Value
Financials - 12.4% (continued)
Westwood Holdings Group, Inc.	1,300	$50,752
WSFS Financial Corp.	3,355	90,149
Total Financials		3,053,226
Health Care - 17.2%
athenahealth, Inc.*	3,930	145,174
ATS Medical, Inc.*	16,700	58,116
Bio-Reference Laboratories, Inc.*	10,001	320,632
Cardiovascular Systems, Inc.*	5,100	51,204
Conceptus, Inc.*	3,490	58,597
Cutera, Inc.*	3,068	25,618
Cyberonics, Inc.*	3,400	56,474
Cypress Bioscience, Inc.*	8,900	78,676
DexCom, Inc.*	15,600	100,776
Endologix, Inc.*	22,580	109,061
Ensign Group, Inc.,The	1,575	25,232
eResearch Technology, Inc.*	6,550	35,698
Eurand N.V.*	8,588	116,625
Exactech, Inc.*	9,528	135,774
Genomic Health, Inc.*	1,200	20,232
Genoptix, Inc.*	1,742	54,542
Hanger Orthopedic Group, Inc.*	13,842	189,912
Harvard Bioscience, Inc.*	21,200	88,192
HMS Holdings Corp.*	6,100	234,240
Home Diagnostics, Inc.*	1,892	12,847
Insulet Corp.*	10,300	69,010
IPC The Hospitalist Co., Inc.*	3,700	103,045
Kensey Nash Corp.*	1,050	29,988
Landauer, Inc.	571	38,211
LHC Group, Inc.*	1,137	33,371
Medical Action Industries, Inc.*	3,511	43,852
Medidata Solutions, Inc.*	3,400	62,730
MEDTOX Scientific, Inc.*	20,500	184,500
Merit Medical Systems, Inc.*	9,903	181,126
MWI Veterinary Supply, Inc.*	6,300	241,794
Neogen Corp.*	5,141	149,809
NxStage Medical, Inc.*	13,200	73,128
Obagi Medical Products, Inc.*	3,400	25,806
Odyssey HealthCare, Inc.*	1,400	16,310
Optimer Pharmaceuticals, Inc.*	4,300	60,587
Orthovita, Inc.*	20,500	133,455
Phase Forward, Inc.*	2,500	35,500
Psychemedics Corp.	11,182	73,801
Questcor Pharmaceuticals, Inc.*	2,800	16,408
Res-Care, Inc.*	2,990	46,704
Somanetics Corp.*	4,800	67,344
SXC Health Solutions Corp.*	3,815	112,771
Synovis Life Technologies, Inc.*	4,000	61,800
U.S. Physical Therapy, Inc.*	18,942	309,702
Vanda Pharmaceuticals, Inc.*	4,528	68,826
Volcano Corp.*	3,143	47,742
Young Innovations, Inc.	547	13,850
Zoll Medical Corp.*	2,100	38,703
Total Health Care		4,257,495
Industrials - 22.2%
51job, Inc.(ADR)*	3,000	33,690
AAON, Inc.	1,850	36,278
AeroVironment, Inc.*	1,614	45,902
Alamo Group, Inc.	1,709	23,635
Altra Holdings, Inc.*	12,842	112,881
American Ecology Corp.	7,646	124,859
Ameron International Corp.	725	54,027
Ampco-Pittsburgh Corp.	1,000	22,730
Apogee Enterprises, Inc.	3,770	54,967

Managers Fremont Institutional Micro-Cap Fund

July 31, 2009

Schedule of Portfolio Investments (unaudited) Security Description	Shares	Value
Industrials - 22.2% (continued)
Applied Signal Technology, Inc.	1,043	$26,075
AZZ, Inc.*	4,257	164,959
Barrett Business Services, Inc.	3,110	31,038
Cascade Corp.	1,675	40,954
CBIZ, Inc.*	25,257	165,181
Celadon Group, Inc.*	4,557	42,152
Chart Industries, Inc.*	6,945	133,761
Colfax Corp.*	5,800	54,926
Columbus McKinnon Corp.*	3,050	44,134
Comfort Systems USA, Inc.	2,750	32,395
Courier Corp.	2,172	35,925
Ducommun, Inc.	2,925	50,544
Duoyuan Global Water, Inc., (ADR)*	2,000	59,900
DXP Enterprises, Inc.*	12,215	123,860
Dynamex, Inc.*	2,694	41,946
Energy Recovery, Inc.*	14,350	100,306
EnerNOC, Inc.*	5,700	174,876
Ennis, Inc.	1,900	27,987
EnPro Industries, Inc.*	2,000	35,640
Exponent, Inc.*	7,390	190,736
Furmanite Corp.*	8,425	38,334
GP Strategies Corp.*	24,291	168,580
Great Lakes Dredge & Dock Corp.	41,892	242,555
Harbin Electric, Inc.*	3,500	55,370
Hill International, Inc.*	21,600	100,656
ICF International, Inc.*	1,445	37,426
II-VI, Inc.*	6,166	147,922
Kadant, Inc.*	2,275	25,275
Kforce, Inc.*	5,400	52,596
Kimball International, Inc., Class B	1,500	10,200
Knight Transportation, Inc.	6,558	118,962
Knoll, Inc.	3,750	36,712
LaBarge, Inc.*	27,378	289,385
LB Foster Co., Class A*	850	25,500
LMI Aerospace, Inc.*	8,677	78,961
LSI Industries, Inc.	9,283	60,247
Marten Transport, Ltd.*	10,709	188,907
Met-Pro Corp.	3,675	39,102
Multi-Color Corp.	18,096	282,660
MYR Group, Inc.*	3,700	66,674
Old Dominion Freight Line, Inc.*	2,499	89,039
On Assignment, Inc.*	10,939	46,272
Orion Marine Group, Inc.*	8,115	181,451
Raven Industries, Inc.	5,050	144,935
RBC Bearings, Inc.*	1,700	40,290
Saia, Inc.*	7,186	129,779
Spherion Corp.*	4,175	22,962
Sterling Construction, Inc.*	7,860	125,210
Sun Hydraulics Corp.	2,043	35,916
Sykes Enterprises, Inc.*	2,816	56,038
Titan Machinery, Inc.*	9,513	118,247
TrueBlue, Inc.	3,600	45,720
Universal Truckload Services, Inc.	1,450	23,388
Vitran Corp., Inc., Class A*	24,016	259,373
Volt Information Sciences, Inc.*	3,125	24,876
Total Industrials		5,495,784
Information Technology - 21.0%
3PAR, Inc.*	11,013	105,615
Actuate Corp.*	8,738	45,700
Anadigics, Inc.*	14,100	58,374
Anaren Microwave, Inc.*	5,000	89,900
Art Technology Group, Inc.*	18,500	70,115
Aruba Networks, Inc.*	4,705	41,780

Managers Fremont Institutional Micro-Cap Fund

July 31, 2009

Schedule of Portfolio Investments (unaudited) Security Description	Shares	Value
Information Technology - 21.0% (continued)
Bel Fuse, Inc.	4,009	$73,684
Cavium Networks, Inc.*	2,500	47,175
China Digital Tv Holding Co., Ltd.	4,400	38,544
CommVault Systems, Inc.*	2,600	45,266
Compellent Technologies, Inc.*	9,950	158,106
Constant Contact, Inc.*	5,275	119,268
CTS Corp.	7,470	62,972
CyberSource Corp.*	14,455	250,650
DealerTrack Holdings, Inc.*	4,565	90,524
DemandTec, Inc.*	13,106	116,774
DG FastChannel, Inc.*	7,050	147,980
Digi International, Inc.*	4,805	49,059
Double-Take Software, Inc.*	4,650	40,455
DTS, Inc.*	3,590	98,617
Dynamics Research Corp.*	800	9,856
Ebix, Inc.*	1,870	77,568
EMS Technologies, Inc.*	11,143	245,146
Forrester Research, Inc.*	9,422	212,654
GSI Commerce, Inc.*	3,100	56,544
iGATE Corp.*	7,425	53,831
Interactive Intelligence, Inc.*	4,400	71,104
IPG Photonics Corp.*	3,000	32,190
IXYS Corp.	2,487	19,225
Knot, Inc., The*	8,300	72,542
LogMein, Inc.*	2,985	58,237
Maxwell Technologies, Inc.*	7,085	100,324
Mellanox Technologies, Ltd.*	12,634	199,996
Methode Electronics, Inc.	1,893	14,349
Monolithic Power Systems, Inc.*	1,800	39,942
MTS Systems Corp.	2,876	67,557
Multi-Fineline Electronix, Inc.*	600	13,674
NCI, Inc., Class A*	3,472	110,028
Netezza Corp.*	7,500	67,800
NetLogic Microsystems, Inc.*	2,525	100,344
Neutral Tandem, Inc.*	4,740	146,940
Online Resources Corp.*	20,345	134,480
OpenTable, Inc.*	1,300	38,610
PC Connection, Inc.*	4,746	27,242
PDF Solutions, Inc.*	39,453	90,742
Perficient, Inc.*	6,600	48,708
PROS Holdings, Inc.*	6,900	54,234
Radiant Systems, Inc.*	10,100	101,606
Renaissance Learning, Inc.	1,242	12,085
Rogers Corp.*	475	11,851
ShoreTel, Inc.*	8,400	72,408
SonicWALL, Inc.*	5,975	45,350
Spectrum Control, Inc.*	3,864	38,138
Super Micro Computer, Inc.*	1,961	15,570
Supertex, Inc.*	5,380	124,009
Switch and Data Facilities Co., Inc.*	18,957	263,312
Symmetricom, Inc.*	4,400	28,512
Synchronoss Technologies, Inc.*	6,200	73,656
Taleo Corp.*	3,300	57,750
TESSCO Technologies, Inc.*	1,075	16,211
Ultimate Software Group, Inc., The*	1,900	48,640
VanceInfo Technologies, Inc. (ADR)*	3,600	54,540
Virtusa Corp.*	13,855	129,129
Vocus, Inc.*	2,967	49,905
Volterra Semiconductor Corp.*	3,835	63,623
White Electronic Designs Corp.*	5,494	25,108
Zygo Corp.*	8,978	56,741
Total Information Technology		5,202,569

Managers Fremont Institutional Micro-Cap Fund

July 31, 2009

Schedule of Portfolio Investments (unaudited) Security Description	Shares	Value
Materials - 2.5%
Balchem Corp.*	6,528	$181,152
Brust Well Man, Inc.*	725	15,464
Buckeye Technologies, Inc.*	9,389	59,620
Chemspec International, Ltd., (ADR)*	7,100	66,244
ICO, Inc.*	20,625	85,181
Koppers Holdings, Inc.	1,600	44,656
Landec Corp.*	5,400	34,128
Quaker Chemical Corp.	2,050	36,900
Schweitzer-Mauduit International, Inc.	412	13,472
Universal Stainless & Alloy Products, Inc.*	1,575	27,736
Zagg*	8,850	56,374
Total Materials		620,927
Telecommunication Services - 0.4%
Cbeyond, Inc.*	4,090	57,342
Shenandoah Telecommunications Co.	1,863	37,930
Total Telecommunication Services		95,272
Utilities - 0.2%
American States Water Co.	1,034	37,586
Total Common Stocks (cost $22,656,517)		23,623,650
Short-Term Investments - 3.2%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.35%[7] (cost $801,012)	801,012	801,012
Total Investments - 98.8% (cost $23,457,529)		24,424,662
Other Assets, less Liabilities - 1.2%		291,902
Net Assets - 100.0%		$24,716,564

Managers Fremont Bond Fund

July 31, 2009

Schedule of Portfolio Investments (unaudited) Security Description	Principal Amount		Value
Corporate Bonds - 49.2%
Asset-Backed Securities - 3.6%
Asset Backed Funding Certificates, Series 2006-OPT3 A3A, 0.345%, 11/25/36, (08/25/09)[9]	$319,781		$311,213
Amortizing Residential Collateral Trust, 0.575%, 07/25/32, (08/25/09)[9]	77,398		48,387
Bear Stearns Asset Backed Securities, Inc., 0.365%, 10/25/36, (08/25/09)[9]	472,145		424,438
Countrywide Asset-Backed Certificates, 0.335%, 11/25/37, (08/25/09)[9]	512,116		484,336
EMC Mortgage Loan Trust, Class A, 0.655%, 05/25/40, (08/25/09)(a)[9]	1,082,286		757,104
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF15, Class A3, 0.335%, 11/25/36, (08/25/09)[9]	891,971		878,457
First NLC Trust, 0.355%, 08/25/37, (08/25/09)(a)[9]	1,276,703		804,014
Fremont Home Loan Trust, 0.345%, 01/25/37, (08/25/09)[9]	684,436		440,180
GSAMP Trust, Series 2006-HE7, Class A2A, 0.325%, 11/25/46, (08/25/09)[9]	574,731		547,766
HSI Asset Securitization Corp. Trust, 0.335%, 12/25/36, (08/25/09)[9]	373,101		223,595
Indymac Residential Asset Backed Trust, 0.345%, 01/25/37, (08/25/09)[9]	238,402		228,032
JPMorgan Acquisition Corp., Class A, 0.335%, 08/25/36, (08/25/09)[9]	110,499		107,334
Lehman XS Trust, 0.365%, 11/25/46, (08/25/09)[9]	1,034,988		881,026
Long Beach Mortgage Loan Trust, 0.565%, 10/25/34, (08/25/09)[9]	55,661		35,965
Morgan Stanley ABS Capital I, 0.325%, 10/25/36, (08/25/09)[9]	250,601		238,185
Morgan Stanley ABS Capital I, 0.335%, 10/25/36, (08/25/09)[9]	179,012		170,934
Morgan Stanley Ixic Real Estate Capital Trust, 0.335%, 11/25/36, (08/25/09)[9]	339,510		323,684
Option One Mortgage Loan Trust, 0.335%, 01/25/37, (08/25/09)[9]	305,058		291,007
Park Place Securities, Inc., Series 2005-WCW1, Class A1B, 0.545%, 09/25/35, (08/25/09)[9]	1,587,551		874,634
Residential Asset Securities Corp., 0.355%, 11/25/36, (08/25/09)[9]	513,714		506,873
Saxon Asset Securities Trust, 0.345%, 11/25/36, (08/25/09)[9]	103,529		100,340
SBAP, Series 2009-20E, Class 1, 4.430%, 05/01/29	5,500,000		5,604,696
SBAP, Series 2007-20K, Class 1, 5.510%, 11/01/27	4,879,623		5,160,103
Securitized Asset Backed Receivables LLC Trust, Series 2007-NC2, Class A2A, 0.325%, 01/25/37, (08/25/09)[9]	1,018,781		881,709
Securitized Asset Backed Receivables LLC Trust, 0.345%, 12/25/36, (08/25/09)[9]	784,030		404,927
Structured Asset Securities Corp., 0.335%, 10/25/36, (08/25/09)[9]	677,797		630,481
Structured Asset Securities Corp., 0.575%, 01/25/33, (08/25/09)[9]	77,557		54,721
U.S. Small Business Administration Participation Certificates, Series 2008-10E, Class 1, 5.110%, 09/01/18	3,954,672		4,221,992
U.S. Small Business Administration Participation Certificates, 5.130%, 09/01/23	116,271		122,132
U.S. Small Business Administration Participation Certificates, Series 2008-20I, 5.600%, 09/01/28	9,808,356		10,464,291
U.S. Small Business Administration Surety Bonds, 6.344%, 08/01/11	336,651		352,528
U.S. Small Business Administration Surety Bonds, 7.449%, 08/01/10	18,161		18,739
Total Asset-Backed Securities			36,593,823
Financials - 28.5%
Allstate Life Global Funding Trusts, 5.375%, 04/30/13	1,600,000		1,676,558
American Express Bank FSB, 0.349%, 10/20/09, (08/20/09)[9]	2,300,000		2,297,303
American Express Centurion, Series BKNT, 0.349%, 03/23/10, (08/24/09)[9]	5,000,000		4,937,051
American Express Co., 7.000%, 03/19/18	1,000,000		1,028,084
American Express Credit Co., 0.362%, 11/09/09, (08/10/09)[9]	2,400,000		2,393,971
American Express Travel Related Services Co., Inc., Series EMTN, 0.481%, 06/01/11, (09/01/09)[9]	900,000		828,736
American International Group, Inc., 5.050%, 10/01/15	400,000		206,272
American International Group, Inc., 8.250%, 08/15/18	4,500,000		2,663,199
ANZ National Bank, Ltd., 1.014%, 08/07/09(a)	2,500,000		2,500,050
ANZ National International, Ltd., 6.200%, 07/19/13(a)	1,800,000		1,874,378
Australia and New Zealand Banking Group, Ltd., 3.200%, 12/15/11(a)	19,000,000		19,524,400
Bank of America Corp., 2.100%, 04/30/12	5,500,000		5,535,822
Bank of America Corp., 6.000%, 10/15/36	900,000		776,080
Bank of America Corp., 6.500%, 08/01/16	2,800,000		2,852,399
Barclays Bank PLC, 5.450%, 09/12/12	17,300,000		18,377,323
Bear Stearns Companies, Inc., The, 0.843%, 08/21/09	4,600,000		4,601,854
Bear Stearns Companies, Inc., The, 1.093%, 08/15/11, (08/17/09)[9]	200,000		198,563
Bear Stearns Companies, Inc., The, 6.950%, 08/10/12	5,800,000		6,433,145
C10 Capital SPV, Ltd., 6.722%, 12/31/49(a)[10]	1,500,000	[2]	848,640
Chrysler Term Loan, 4.290%, 08/03/14	5,895,000		5,588,460
CIT Group, Inc., 0.974%, 08/17/09	2,400,000		1,875,000
CIT Group, Inc., 5.000%, 05/13/14	1,800,000		1,244,281
Citigroup Capital XXI, 8.300%, 12/21/57[10]	1,200,000		1,011,000
Citigroup Funding, Inc., 2.250%, 12/10/12	3,500,000		3,511,921
Citigroup, Inc., 0.631%, 12/28/09, (09/28/09)[9]	300,000		298,293
Citigroup, Inc., 5.300%, 10/17/12	200,000		199,258
Citigroup, Inc., 5.625%, 08/27/12	1,300,000		1,263,002
Citigroup, Inc., 8.500%, 05/22/19	100,000		106,650
Citigroup, Inc., 5.500%, 08/27/12	500,000		499,752
Citigroup, Inc., 5.850%, 07/02/13	100,000		98,330
Citigroup, Inc., 6.000%, 08/15/17	4,200,000		3,850,409
Citigroup, Inc., 6.125%, 05/15/18	800,000		733,692
Citigroup, Inc., 6.125%, 08/25/36	4,900,000		3,701,313
Citigroup, Inc., Series EMTN, Class B, 3.625%, 11/30/17[10]	3,800,000		4,236,707
Commonwealth Bank of Australia, 0.925%, 07/12/13, (10/12/09)(a)[9]	7,500,000		7,480,125
Credit Agricole, 0.714%, 05/28/10, (08/28/09)(a)[9]	2,200,000		2,189,312
Danske Bank A/S, 2.500%, 05/10/12,(a)	1,200,000		1,205,124
Deutsche Bank AG London, 6.000%, 09/01/17	5,000,000		5,261,230
Ford Motor Credit Company LLC, 5.700%, 01/15/10	1,500,000		1,477,190
Ford Motor Credit Company LLC, 7.250%, 10/25/11	200,000		187,888
Ford Motor Credit Company LLC, 7.375%, 02/01/11	300,000		289,354

Ford Motor Credit Company LLC, 7.875%, 6/15/10		2,900,000		2,857,883
Ford Motor Credit Company LLC, 8.625%, 11/01/10		700,000		688,830
Fortis Bank Nederland Holding N.V., 3.000%, 04/17/12		200,000		290,591

Schedule of Portfolio Investments (unaudited) Security Description	Principal Amount			Value
Financials - 28.5% (continued)
GAZ Capital, 6.212%, 11/22/16(a)		$400,000		$354,500
General Electric Capital Corp., 0.580%, 01/20/10, (10/20/09)[9]		2,000,000		1,999,854
General Electric Capital Corp., 0.604%, 10/21/10, (10/21/09)[9]		5,000,000	[2]	4,935,915
General Electric Capital Corp., 0.953%, 08/15/11, (08/17/09)[9]		3,600,000		3,454,812
General Electric Capital Corp., 2.000%, 09/28/12		3,100,000		3,109,796
General Electric Capital Corp., Series MTN, 2.625%, 12/28/12		7,900,000		8,023,208
General Electric Capital Corp., 3.000%, 12/09/11		200,000		206,338
General Electric Capital Corp., 5.500%, 09/15/67(a)[10]		5,500,000		4,899,367
General Electric Capital Corp., 5.875%, 01/14/38		2,300,000		1,998,902
GMAC LLC, 6.000%, 12/15/11		400,000		354,946
Goldman Sachs Group, Inc., 0.934%, 11/16/09, (08/17/09)[9]		1,300,000		1,300,225
Goldman Sachs Group, Inc., 5.950%, 01/18/18		4,800,000		5,065,819
Goldman Sachs Group, Inc., 6.150%, 04/01/18		2,000,000		2,140,736
Goldman Sachs Group, Inc., 6.250%, 09/01/17		3,200,000		3,432,451
HSBC Finance Corp., 0.564%, 10/21/09		1,600,000		1,593,944
HSBC Holdings PLC, 6.500%, 05/02/36		800,000		762,705
HSBC Holdings PLC, 6.500%, 09/15/37		900,000		850,707
ICICI Bank, Ltd., 1.050%, 01/12/10, (10/12/09)(a)[9]		3,400,000		3,332,717
International Lease Finance Corp., 4.375%, 11/01/09		2,500,000		2,434,770
JPMorgan Chase Bank, 0.959%, 06/13/16, (09/14/09)[9]		1,300,000		1,063,432
JPMorgan Chase Bank, N.A., 6.000%, 10/01/17		4,500,000		4,683,366
JPMorgan Chase & Co., 6.000%, 01/15/18		1,600,000		1,697,186
JPMorgan Chase Capital XX, 6.550%, 09/29/36		400,000		342,182
KBC Bank Fund Trust II, 6.875%, (Perpetual)		1,900,000		1,326,948
Key Bank N.A., 2.906%, 06/02/10, (09/02/09)[9]		2,700,000		2,684,621
Korea Development Bank, 0.728%, 04/03/10, (10/05/09)[9]		7,100,000		6,981,473
LeasePlan Corp. N.V., 3.125%, 02/10/12	EUR	1,300,000		1,901,473
Lehman Brothers Holdings, Inc., 10/22/08*[5,15]		3,900,000		682,500
Lehman Brothers Holdings, Inc., 12/23/08*[5,15]		200,000		35,000
Lehman Brothers Holdings, Inc., 04/03/09*[5,15]		4,700,000		822,500
Lehman Brothers Holdings, Inc., 11/16/09*[5,15]		1,200,000		210,000
Lehman Brothers Holdings, Inc., 05/25/10*[5,15]		1,000,000		175,000
Lehman Brothers Holdings, Inc., 07/18/11*[5,15]		1,700,000		297,500
Lehman Brothers Holdings, Inc., 01/24/13*[5,15]		2,000,000		360,000
Lehman Brothers Holdings, Inc., 05/02/18*[5,15]		600,000		109,500
Lloyds Banking Group PLC, 5.920%, 09/29/49(a)[10]		400,000		154,000
Lloyds TSB Bank PLC, 6.350%, 10/29/49[10]	EUR	1,800,000		1,593,449
Merrill Lynch & Co., Inc., 0.704%, 07/25/11, (10/26/09)[9]		3,000,000		2,861,469
Merrill Lynch & Co., Inc., 0.726%, 12/04/09, (09/04/09)[9]		2,100,000		2,096,504
Merrill Lynch & Co., Inc., 0.996%, 08/14/09, (08/14/09)[9]		2,200,000		2,200,079
Met Life Global Funding, 0.894%, 05/17/10, (08/17/09)(a)[9]		4,100,000		4,069,480
Metlife, Inc., 6.400%, 12/15/36		800,000		629,752
Morgan Stanley, 0.599%, 01/15/10, (10/15/09)[9]		4,600,000		4,584,296
Morgan Stanley, 3.250%, 12/01/11		1,300,000	[2]	1,349,716
Morgan Stanley, 5.950%, 12/28/17		1,800,000		1,856,477
Morgan Stanley, 6.250%, 08/28/17		1,000,000		1,041,575
Morgan Stanley, Series MTN, 3.006%, 05/14/10		3,100,000		3,125,519
MUFG Captial Finance, Ltd., 6.299%[10]	GBP	400,000		529,567
National Australia Bank, Ltd., 5.350%, 6/12/13(a)		1,500,000		1,583,404
Petroleum Export, Ltd., 5.265%, 06/15/11(a)		158,603		152,439
Principal Life Income Funding Trust, 5.300%, 04/24/13		1,500,000		1,516,287
Principal Life Income Funding Trust, 5.550%, 04/27/15		2,300,000		2,287,552
Resona Bank, Ltd., 5.850%, 04/15/49[10]		500,000		400,523
Royal Bank of Scotland PLC, 9.118%, 03/1/49[8]		1,000,000		920,134
Royal Bank of Scotland PLC, The, 1.320%, 04/08/11, (08/13/09)(a)[9]		3,700,000		3,696,000
Royal Bank of Scotland PLC, The, 3.000%, 12/09/11(a)		2,700,000		2,761,231
Royal Bank of Scotland PLC, The, 6.990%, 10/29/49(a)[8]		2,600,000		1,249,531
Santander, 6.671%, 10/29/49(a)[10]		2,100,000		1,756,379
SLM Corp., 0.829%, 03/15/11, (09/15/09)[9]		4,500,000		3,737,858
SMFG Preferred Capital, Ltd., Series REGS, 6.164%, 01/29/49[10]	GBP	1,100,000		1,331,690
SMFG Preferred Capital, Ltd., 6.078%, 01/29/49(a)[10]		200,000		176,006
Societe Financement de l’Economie Francaise, 0.713%, 07/16/12, (10/16/09)(a)[9]		1,000,000		1,000,000
State Street Capital Trust III, 8.250%, 03/15/42[8]		2,000,000		1,871,400
State Street Capital, 1.629%, 06/15/37, (09/15/09)[9]		300,000		169,952
Swedbank AB, 3.625%, 12/02/11		200,000		294,800
TNK- BP Finance SA, 6.125%, 03/20/12		400,000		386,000
TransCapitalInvest, Ltd., 8.700%, 08/07/18(a)		600,000		600,925
UBS AG, 5.750%, 04/25/18		1,300,000		1,228,960
UBS AG, Series DPNT, 5.875%, 12/20/17		1,400,000		1,346,275
USB CAPITAL IX, 6.189%, 03/29/49[10]		300,000		214,576
Wachovia Corp., Series MTN, 0.673%, 08/01/13, (11/02/09)[9]		300,000		274,297
Wachovia Corp., 0.639%, 10/15/11, (10/15/09)[9]		3,500,000		3,379,470
Wachovia Corp., 0.718%, 12/01/09, (09/01/09)[9]		4,500,000		4,499,559
Wachovia Corp., 5.750%, 02/01/18		4,400,000		4,542,925
Wells Fargo & Co., Series K, 02/28/49[10]		21,200,000		18,365,072

Total Financials			289,158,944
Industrials - 8.6%
Amgen, Inc., 6.150%, 06/01/18	4,900,000		5,511,482
AstraZeneca PLC, 5.900%, 09/15/17	800,000		893,445
AstraZeneca PLC, 6.450%, 09/15/37	700,000		816,585
AT&T, Inc., 0.572%, 02/05/10, (11/05/09)[9]	1,200,000		1,200,818

Schedule of Portfolio Investments (unaudited) Security Description	Principal Amount		Value
Industrials - 8.6% (continued)
AT&T, Inc., 4.950%, 01/15/13	$1,700,000		$1,797,177
AT&T, Inc., 5.500%, 02/01/18	1,700,000		1,803,326
AT&T, Inc., 6.300%, 01/15/38	1,200,000		1,284,276
Codelco, Inc., 6.150%, 10/24/36(a)	300,000		296,916
Comcast Corp., 5.875%, 02/15/18	600,000		645,738
Comcast Corp., 6.450%, 03/15/37	600,000		644,394
Corp Nacional del Cobre de Chile, 7.500%, 01/15/19(a)	1,500,000		1,742,538
DaimlerChrysler NA Holdings, 1.466%, 08/03/09	2,200,000		2,200,000
DnB NOR Bank ASA, 0.580%, 10/13/09(a)	13,100,000		13,043,880
Gaz Capital SA, 8.625%, 04/28/34	5,500,000		5,761,250
General Electric, 0.748%, 01/08/16, (10/08/09)[9]	1,000,000		825,759
IBM Corp., 5.700%, 09/14/17	9,000,000		9,864,117
NGPL Pipeco LLC, Series 144A, 6.514%, 12/15/12(a)	1,800,000		1,957,239
Peabody Energy Corp., 7.875%, 11/01/26(a)	700,000		647,500
Petroleos Mexicanos, 8.000%, 05/03/19	5,100,000		5,775,750
Philip Morris International, Inc., 5.650%, 05/16/18	1,000,000		1,065,772
Qwest Capital Funding, Inc., 7.250%, 02/15/11	1,813,000		1,803,936
Ras Laffan Liquefied Natural Gas Co., Ltd, 5.298%, 09/30/20(a)	900,000		877,300
Rohm & Haas Holdings, 6.000%, 09/15/17	1,100,000		1,047,370
Salomon Brothers, 10.500%, 10/21/09	2,100,000		2,134,230
Sonat, Inc., 7.625%, 07/15/11	1,300,000		1,330,866
Tennessee Gas Pipeline Co., 7.000%, 10/15/28	6,145,000		6,326,806
Time Warner, Inc., 1.150%, 11/13/09, (08/13/09)[9]	2,000,000		1,994,730
Time Warner, Inc., 5.875%, 11/15/16	1,200,000	[2]	1,261,356
UnitedHealth Group, Inc., 4.875%, 02/15/13	1,600,000		1,633,587
Vale Overseas, Ltd., 6.250%, 01/23/17	500,000		534,920
Vale Overseas, Ltd., 6.875%, 11/01/36	500,000		506,560
Verizon Wireless Capital LLC, 5.250%, 02/01/12(a)	9,300,000		9,931,284
Total Industrials			87,160,907
Mortgage-Backed Securities - 7.9%
American Home Mortgage Investment Trust, 4.390%, 02/25/45, (11/25/09)(a)[9]	809,934		639,606
Banc of America Funding Corp., 3.678%, 05/25/35	1,224,989		1,109,171
Bear Stearns Adjustable Rate Mortgage Trust, 3.440%, 11/25/30	29,916		27,537
Bear Stearns Adjustable Rate Mortgage Trust, 5.099%, 04/25/33[10]	506,263		471,185
Bear Stearns Adjustable Rate Mortgage Trust, 5.639%, 02/25/33[10]	128,537		124,390
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A2, 2.235%, 03/25/35, (09/01/09)[9]	9,869,211		8,483,736
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A1, 2.940%, 03/25/35, (09/01/09)[9]	14,118,994		12,220,517
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A2, 4.550%, 08/25/35, (10/25/09)[9]	18,278,596		16,134,568
Bear Stearns Alt-A Trust, 5.360%, 05/25/35[10]	1,720,962		1,180,777
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1, 5.491%, 09/25/35[10]	839,075		572,613
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4, 5.700%, 06/11/50	2,800,000		2,361,847
Bear Stearns Mortgage Funding Trust, 0.355%, 02/25/37, (08/25/09)[9]	1,393,803		1,163,367
Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class 2A1, 4.700%, 12/25/35, (07/25/09)[9]	532,729		429,953
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A1, 4.748%, 08/25/35, (10/25/09)[9]	9,090,367		8,030,432
Countrywide Alternative Loan Trust, 0.465%, 04/25/47,08/25/09)[9]	1,599,954		731,426
Countrywide Home Loans, Inc., Asset Backed Certificates, 5.250%, 02/20/36, (09/20/10)[9]	551,247		364,028
Greenpoint Mortgage Funding Trust, 0.365%, 12/25/36, (08/25/09)[9]	1,405,445		1,111,466
Greenpoint Mortgage Funding Trust, 0.365%, 10/25/46, (08/25/09)[9]	1,289,006		1,074,256
GS Mortgage Securities Corp. II, 5.410%, 03/06/20, (08/06/09)(a)[9]	2,223,170		1,916,703
GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1, 5.239%, 11/25/35[10]	2,096,222		1,752,172
Impac Secured Assets Corp, 0.365%, 01/25/37, (08/25/09)[9]	452,050		330,481
IndyMac Index Mortgage Loan Trust, 0.375%, 11/25/46, (08/25/09)[9]	673,070		614,996
IndyMac Index Mortgage Loan Trust, Series 2005-AR31, Class 1A1, 4.229%. 01/25/36[10]	2,090,794		1,235,504
JPMorgan Mortgage Trust, Series 2005-A1, Class 6T1, 5.012%, 02/25/35	1,337,922		1,232,971
JPMorgan Chase Commercial Mortgage Securities Corp., 2006-LDP9, Class A3, 5.336%, 05/15/47	2,100,000		1,711,153
Lehman Brothers Floating Rate Commecial Mortgage Trust, 0.368%, 09/15/21, (08/15/09)[9]	272,026		239,901
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A, 0.495%, 02/25/36, (08/25/09)[9]	938,136		522,588
MLCC Mortgage Investors, Inc., Series 2005-3, Class 4A, 0.535%, 11/25/35, (08/25/09)[9]	249,982		179,713
Morgan Stanley Capital I, Series 2007-IQ16, Class A4, 5.809%, 12/12/49[10]	3,000,000		2,426,002
Prime Mortgage Trust, 0.685%, 02/25/19, (08/25/09)[9]	45,744		43,397
Prime Mortgage Trust, 0.685%, 02/25/34, (08/25/09)[9]	294,492		238,429
Structured Asset Mortgage Investments, Inc., 0.949%, 09/19/32, (09/19/09)[9]	439,494		321,902
Structured Asset Mortgage Investments, Inc., Series 2005-AR5, Class A2, 0.539%, 07/19/35, (08/19/09)[9]	1,049,759		697,851
Structured Asset Securities Corp., 4.400%, 10/25/35[10]	1,198,311		800,993
Structured Asset Securities Corp., 3.694%, 01/25/32	27,612		25,331
Thornburg Mortgage Securities Trust, 0.395%, 11/25/46, (08/25/09)[9]	1,254,174		1,131,070
Wachovia Bank Commercial Mortgage Trust, 0.368%, 06/15/20, (08/15/09)(a)[9]	2,547,462		1,910,017
Wachovia Bank Commercial Mortgage Trust, Series 2006-WL7A Class A1, 5.490%, 09/15/21, (08/15/09)[9]	5,644,189		4,078,375
Washington Mutual MSC Mortgage Pass-Through, 3.327%, 02/25/31	67,090		54,378
Washington Mutual, 2.410%, 11/25/42, (09/01/09)[9]	220,242		134,964
Washington Mutual, Series 2005-AR13, Class A1A1, 0.575%, 10/25/45,(08/25/09)[9]	387,726		222,279
Wells Fargo Mortgage Backed Securities, Series 2006-AR2, Class 2A1, 4.950%, 03/25/36	2,298,477		1,828,098

Total Mortgage-Backed Securities			79,880,150
Utilities - 0.6%
Enel Finance International SA, 6.800%, 09/15/37(a)		5,800,000	6,658,632
Total Corporate Bonds (cost $531,384,924)			499,452,456
Foreign Government - 0.1%
Export-Import Bank of China, The, 4.875%, 07/21/15(a)		300,000	319,375
Republic of Brazil, 10.250%, 01/10/28	BRL	1,250,000	674,997
Total Foreign Government (cost $1,014,836)			994,372

Schedule of Portfolio Investments (unaudited) Security Description	Principal Amount		Value
U.S. Government and Agency Obligations - 75.8%
Federal Home Loan Mortgage Corporation - 14.8%
FHLMC, 0.438%, 07/15/19, (08/15/09)[9]	$2,187,414		$2,143,095
FHLMC, 0.438%, 08/15/19, (08/15/09)[9]	4,983,107		4,875,644
FHLMC, 0.588%, 05/15/36, (08/15/09)[9]	1,432,427		1,409,208
FHLMC, 0.788%, 09/15/30, (09/15/09)[9]	54,791		54,220
FHLMC, 1.125%, 06/01/11	6,000,000		6,003,156
FHLMC, 1.625%, 04/26/11	400,000		403,720
FHLMC Structured Pass Through Securities, 2.540%, 02/25/45, (10/01/2009)[9]	187,290		177,906
FHLMC, 4.388%, 07/01/30, (01/01/10)[9]	3,382		3,440
FHLMC Gold Pool, 4.500%, 02/01/14	183,544		189,706
FHLMC, 4.689%, 11/01/34, (11/01/09)[9]	2,596,414		2,700,633
FHLMC, 4.875%, 06/13/18	800,000		870,819
FHLMC, 5.000%, 04/18/17 to 11/01/18	6,632,910		7,206,676
FHLMC, 5.000%, TBA	25,000,000		25,566,400
FHLMC, 5.027%, 08/01/35, (08/01/15)[9]	304,355		319,129
FHLMC, 5.250%, 07/18/11	600,000		647,005
FHLMC, 5.500%, 08/01/37	2,755,391		2,858,760
FHLMC, 5.500%, TBA	35,000,000		36,252,335
FHLMC Gold Pool, 5.500%, 04/01/37 to 01/01/39	15,743,975		16,328,304
FHLMC, 6.000%, 02/01/16 to 09/01/16	136,009		163,071
FHLMC Gold Pool, 6.000%, 05/01/16 to 02/01/38	522,916		548,817
FHLMC, 6.000%, TBA	29,500,000		30,915,087
FHLMC, 6.500%, 01/01/26 to 08/15/31	9,215,949		9,920,546
FHLMC, 7.000%, 11/15/20	25,300		26,926
FHLMC, 7.500%, 08/15/30	351,807		392,369
Total Federal Home Loan Mortgage Corporation			149,976,972
Federal National Mortgage Association - 49.5%
FNMA, 0.345%, 12/25/36, (08/25/09)[9]	978,945		953,196
FNMA, 2.539%, 07/01/44, (08/01/09)[9]	348,844		342,253
FNMA, 3.500%, 07/01/11	346,399		354,998
FNMA, 3.841%, 05/01/36, (08/01/09)[9]	1,639,022		1,636,806
FNMA, 4.000%, 05/01/14	228,484		234,194
FNMA, 4.025%, 05/01/36, (08/01/09)[9]	915,334		922,730
FNMA, 4.500%, 05/01/21 to 03/01/24	5,823,726		5,988,778
FNMA, 4.590%, 05/25/35	354,390		348,856
FNMA, 4.685%, 09/01/35, (09/01/35)[9]	3,464,278		3,596,824
FNMA, 4.826%, 06/01/35, (01/01/10)[9]	5,689,218		5,904,872
FNMA, 5.000%, 10/01/17 to 02/01/36	71,816,634		74,474,654
FNMA, 5.000%, TBA	83,000,000		84,932,323
FNMA, 5.046%, 05/01/35, (05/01/15)[9]	280,815		292,894
FNMA, 5.500%, 12/01/16 to 12/01/38	154,693,773		160,566,047
FNMA, 5.500%, TBA	67,950,000		70,402,587
FNMA, 6.000%, 04/01/16 to 10/01/38	47,746,727		50,194,326
FNMA, 6.000%, TBA	32,500,000		34,069,132
FNMA, 6.500%, 11/01/35 to 04/01/37	1,076,250		1,153,405
FNMA, 6.500%, TBA	4,800,000		5,133,755
FNMA Whole Loan, 6.500%, 12/25/42	331,732		358,816
FNMA, 7.200%, 05/25/23	761,665		837,867
Total Federal National Mortgage Association			502,699,313
Federal Home Loan Bank - 0.1%
FHLB, 3.375%, 06/24/11	1,000,000	[2]	1,038,311
Government National Mortgage Association - 1.3%
GNMA, 4.125%, 11/20/24 to 11/20/29, (01/01/10)[9]	363,574		368,392
GNMA, 4.375%, 03/20/24, (04/01/10)[9]	42,630		43,332
GNMA, 4.625%, 08/20/25, (10/01/09)[9]	27,930		28,593
GNMA, 5.375%, 04/20/21, (07/01/10)[9]	8,155		8,407
GNMA, 6.000%, 12/15/37 to 10/15/38	2,395,854		2,519,553
GNMA, 6.500%, 06/20/28	949,154		1,021,186
GNMA, 6.750%, 10/16/40	8,441,171		8,981,689
Total Government National Mortgage Association			12,971,152
United States Treasury Securities - 10.1%
U.S. Treasury Bills, 0.061%, 08/06/09[15]	27,000		27,000
U.S. Treasury Bills, 0.118%, 09/03/09[15]	14,000		13,998
U.S. Treasury Bills, 0.153%, 10/08/09[15]	72,000		71,979
U.S. Treasury Bills, 0.244%, 01/28/10[15]	42,000		41,949
U.S. Treasury Bills, 2.375%, 01/15/25	13,746,931		14,047,645
U.S. Treasury Bills, 4.250%, 05/15/39[15]	23,400,000		23,166,070
U.S. Treasury Notes, 0.875%, 04/30/11[15]	1,708,000		1,705,341
U.S. Treasury Notes, 1.000%, 07/31/11[15]	23,112,000		23,061,454
U.S. Treasury Notes, 1.125%, 06/30/11	4,300,000	[2]	4,305,044
U.S. Treasury Notes, 1.625%, 01/15/18	3,266,272		3,255,043
U.S. Treasury Notes, 1.875%, 07/15/15	15,413,860		15,611,342
U.S. Treasury Notes, 3.125%, 05/15/19	4,800,000	[2]	4,652,990
U.S. Treasury Inflation Indexed Bonds, 1.625%, 01/15/15	7,389,894		7,371,419
U.S. Treasury Inflation Indexed Bonds, 2.500%, 01/15/29	4,282,714		4,484,807
U.S. Treasury Inflation Indexed Bonds, 2.625%, 07/15/17	1,031,750		1,102,683
Total United States Treasury Securities			102,918,764
Total U.S. Government and Agency Obligations (cost $754,655,795)			769,604,512

Schedule of Portfolio Investments (unaudited) Security Description	Principal Amount		Value
Municipal Bonds - 3.1%
Buckeye Tobacco Settlement Financing Authority (OH), Class A-2, 5.875%, 06/01/30	$1,000,000		$697,480
California State University, Series A, 5.250%, 11/01/38	1,000,000		936,220
Chicago Transit Authority (IL), Series A, 6.300%, 12/01/21	300,000		310,716
Chicago Transit Authority (IL), Series A, 6.899% 12/01/40	3,300,000		3,530,835
Illinois Municipal Electric Agency Power Supply System Revenue, Series C, 6.832%, 02/01/35	800,000		834,896
Los Angeles, CA Unified School District-Ref-Ser A-1, 4.500%, 07/01/22	3,600,000		3,561,660
Los Angeles, CA Community College District, 5.000%, 08/01/33	9,000,000		8,495,910
North Carolina Turnpike Authority Revenue, Series B, 6.700%, 01/01/39	900,000		930,348
Public Power Generation Agency Revenue, Series A, 7.240%, 01/01/41	1,200,000		1,187,040
State of California, 5.000%, 06/01/32	5,600,000		5,235,328
State of California, 5.650%, 04/01/39[5]	1,200,000		1,213,692
State of California, 7.500%, 04/01/34	1,300,000		1,342,978
State of California, 7.550%, 04/01/39	1,300,000		1,345,474
State of Texas, Transportation Commisssion Mobility Fund, Series A, 4.750%, 04/01/35	1,200,000		1,153,476
Truckee Meadows Water Authority (NV), 5.000%, 07/01/36	200,000		185,652
Total Municipal Bonds (cost $29,764,810)			30,961,705

	Shares
Municipal Bond Funds - 0.6%
Dreyfus Municipal Income, Inc.	37,500		306,000
DWS Municipal Income Trust	55,000		574,200
MFS Municipal Income Trust	53,800	[2]	331,408
Nuveen Performance Plus Municipal Fund	55,000		718,850
Nuveen Premium Income Municipal Fund II	55,000	[2]	696,850
Nuveen Premium Income Municipal Fund IV	55,000		614,900
Nuveen Quality Income Municipal Fund	55,000		732,050
Putnam Municipal Opportunities Trust	33,648		345,228
Van Kampen Advantage Municipal Income Trust II	61,796		658,127
Van Kampen Trust for Investment Grade Municipals	55,000		694,650
Total Municipal Bond Funds (cost $6,544,612)			5,672,264
Preferred Stocks - 0.4%
DG Funding Trust, 1.062%(a) (cost $6,037,773)	573		4,390,612

	Notional Amount
Options and Swaptions - 0.0%#
3-Month USD-LIBOR-BBA (Call), 3.450%, 08/05/11	$4,700,000		184,385
3-Month USD-LIBOR-BBA (Call), 3.850%, 08/05/11	3,700,000		174,342
Total Options and Swaptions (cost $91,158)			358,727
Short-Term Investments - 3.0%

	Shares
Other Investment Companies - 2.1%[1]
BNY Institutional Cash Reserves Fund, Series Series A, 0.19%[3]	15,910,353		15,910,353
BNY Institutional Cash Reserve Fund, Series B*[3,4]	643,217		109,347
Dreyfus Cash Management Fund, Institutional Class Shares, 0.35%[11]	5,206,178		5,206,178
Total Other Investment Companies			21,225,878

	Principal Amount
Repurchase Agreements - 0.9%
JPMorgan Chase & Co., dated 07/30/09, due 08/03/09, 0.20%, total to be received $2,500,042 (secured by $2,500,000 U.S. Treasury Bills, 0.210%, 12/17/09)	$2,500,000		2,500,000
JPMorgan Chase & Co., dated 07/31/09, due 08/04/09, 0.18%, total to be received $6,700,039 (secured by $6,700,000 U.S. Treasury Bills, 0.180%, 10/22/09)	6,700,000		6,700,000
Total Repurchase Agreements			9,200,000
Total Short-Term Investments (cost $30,959,748)
Total Investments - 132.2% (cost $1,360,453,656)			1,341,860,526
Other Assets, less Liabilities - (31.7)%			(326,619,102)
Net Assets - 100.0%			$1,015,241,424

Managers Real Estate Securities Fund

July 31, 2009

Schedule of Portfolio Investments (unaudited) Security Description	Shares	Value
REITs - 95.4%
Apartments - 14.4%
Apartment Investment & Management Co.	7,080	$66,410
AvalonBay Communities, Inc.	1,770	103,014
Camden Property Trust	5,790	170,863
Education Realty Trust, Inc.	18,150	88,028
Equity Residential	22,940	550,560
Essex Property Trust, Inc.	6,440	418,664
Home Properties of NY, Inc.	4,060	144,942
Post Properties, Inc.	8,420	119,227
UDR, Inc.	9,620	100,529
Total Apartments		1,762,237
Diversified - 9.7%
Digital Realty Trust, Inc.	5,930	240,461
Duke Realty Corp.	27,770	263,537
Vornado Realty Trust	13,379	682,597
Total Diversified		1,186,595
Health Care - 16.6%
Cogdell Spencer, Inc.	13,340	59,763
HCP, Inc.	13,520	348,275
Health Care REIT, Inc.	2,870	114,972
Healthcare Realty Trust, Inc.	7,320	142,081
Nationwide Health Properties, Inc.	14,090	408,892
Senior Housing Properties Trust	25,710	479,749
Ventas, Inc.	13,450	474,785
Total Health Care		2,028,517
Hotels - 4.0%
Host Hotels & Resorts, Inc.	34,490	313,169
LaSalle Hotel Properties	8,660	129,121
Sunstone Hotel Investors, Inc.	7,220	40,143
Total Hotels		482,433
Office Property - 18.4%
Alexandria Real Estate Equities, Inc.	3,051	116,274
Boston Properties, Inc.	13,780	728,962
Brandywine Realty Trust	39,840	325,891
Kilroy Realty Corp.	18,640	439,904
Mack-Cali Realty Corp.	9,360	261,238
Parkway Properties, Inc.	8,670	122,854
SL Green Realty Corp.	10,130	261,151
Total Office Property		2,256,274
Regional Malls - 10.7%
Macerich Co., The	5,458	107,359
Simon Property Group, Inc.	16,630	926,624
Taubman Centers, Inc.	10,490	279,139
Total Regional Malls		1,313,122
Shopping Centers - 8.4%
Federal Realty Investment Trust	3,820	217,931
Kimco Realty Corp.	33,740	332,002
Regency Centers Corp.	7,440	238,675
Weingarten Realty Investors	15,450	238,393
Total Shopping Centers		1,027,001
Single Tenant - 0.3%
National Retail Properties, Inc.	1,610	31,733
Storage - 7.2%
Extra Space Storage, Inc.	12,820	112,560
Public Storage, Inc.	10,620	770,693
Total Storage		883,253
Warehouse/Industrials - 5.7%
AMB Property Corp.	17,680	350,241
ProLogis	39,360	345,974
Total Warehouse/Industrials		696,215
Total REITs (cost $12,084,646)		11,667,380
REOCs - 1.4%
Wireless Equipment
American Tower Corp., Class A* (cost $163,329)	5,100	173,859
Short-Term Investments - 1.5%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.35%[11] (cost $183,905)	183,905	183,905
Total Investments - 98.3% ($12,431,880)		12,025,144
Other Assets, less Liabilities - 1.7%		209,415
Net Assets - 100.0%		$12,234,559

Managers California Intermediate Tax-Free Fund

July 31, 2009

Schedule of Portfolio Investments (unaudited) Security Description	Principal Amount	Value
Municipal Bonds - 96.1%
Alhambra, CA Unified School District, Election 2004, Series B, 5.250%, 08/01/24 (Assured Guaranty Insured)	$1,000,000	$1,038,590
Bakersfield, CA City School District, Series A, 5.250%, 11/01/21 (FSA Insured)	110,000	117,333
Banning, CA Unified School District, Election 2006, Series A, 4.500%, 08/01/09 (FGIC Insured)	150,000	150,000
Bay Area, CA Toll Authority, Series D, 4.300%, 04/01/10	75,000	76,802
Bay Area, CA Toll Authority, Series D, 5.000%, 04/01/10	25,000	25,715
Bay Area, CA Toll Authority, Series F, 5.000%, 04/01/13	50,000	55,392
Bay Area, CA Toll Authority, Series F, 5.000%, 04/01/17	20,000	22,297
Bonita, CA Unified School District, Election 2004, Series B, 5.000%, 08/01/16 (FGIC Insured)	50,000	53,399
Burbank, CA Unified School District, Election 1997, Series C, 3.750%, 08/01/09 (FGIC Insured)	30,000	30,000
Byron,CA Unified School District, Series A, 5.000%, 08/01/14 (FGIC Insured)	35,000	38,187
Cabrillo, CA Community College District, Election 2004, Series B, 4.000%, 08/01/11 (National Insured)	50,000	52,460
California Educational Facilities Authority Revenue, 5.250%, 09/01/17 (AMBAC Insured)	1,000,000	1,119,130
California Educational Facilities Authority, Series A, 5.000%, 10/01/32	40,000	43,772
California Housing Finance Agency, Series B, 3.650%, 08/01/09	100,000	100,000
California State, Economic National, Series A, 5.000%, 07/01/10 (National Insured)	25,000	25,795
California State, 6.500%, 11/01/09	75,000	75,925
California State Department of Water Resources, Series A, 5.250%, 05/01/11 (FSA Insured)	25,000	26,634
California State Department of Water Resources, Series A, 5.500%, 05/01/14 (AMBAC Insured)	200,000	219,214
California State Department of Water Resources, Series A, 5.500%, 05/01/15 (AMBAC Insured)	200,000	217,926
California State Department of Water Resources, Series A, 5.875%, 05/01/16	2,150,000	2,468,565
California State Public Works Board, Series G, 3.450%, 11/01/09	50,000	50,130
California State Public Works Board, Series A, 3.700%, 12/01/12 (AMBAC Insured)	35,000	35,612
California State Public Works Board, Series G, 4.000%, 11/01/11	100,000	103,709
California State Public Works Board, Series D, 4.250%, 10/01/09	10,000	10,043
California State Public Works Board, Series A, 5.000%, 10/01/09 (AMBAC Insured)	50,000	50,268
California State Public Works Board, Series A, 5.000%, 03/01/10	400,000	405,912
California State Public Works Board, Series A, 5.000%, 06/01/10	100,000	101,379
California State Public Works Board, Series C, 5.000%, 06/01/10	250,000	253,448
California State Public Works Board, Series A, 5.000%, 12/01/11	50,000	52,524
California State Public Works Board, Series C, 5.000%, 06/01/12	10,000	10,498
California State Public Works Board, Sereis A, 5.150%, 12/01/11 (AMBAC Insured)	50,000	50,416
California State Public Works Board, Series A, 5.250%, 06/01/11 (AMBAC Insured)	5,000	5,346
California State Public Works Board, Series B, 5.250%, 03/01/19 (AMBAC Insured)	200,000	200,612
California State Public Works Board, Series A, 5.500%, 10/01/10	75,000	77,788
California State Public Works Board, Series A, 6.000%, 04/01/24	500,000	513,215
California State University, Series A, 4.000%, 11/01/10	45,000	46,336
Chabot-Las Positas, CA Community College District, 4.000%, 08/01/09 (AMBAC Insured)	25,000	25,000
Chino Valley, CA Unified School District COP, Series A, 5.375%, 08/01/14 (FSA Insured)	70,000	77,008
City of Bakersfield, CA Series A, 5.000%, 09/15/19 (FSA Insured)	150,000	158,276
City of Los Angeles, CA Series A, 4.000%, 09/01/10 (National Insured)	75,000	77,663
City of San Jose, CA 5.000%, 09/01/12	10,000	11,114
City of Vernon, CA Series A, 3.000%, 08/01/10	800,000	807,952
Claremont, CA Unified School District, Election 2000, Series B, 5.000%, 08/01/09 (FSA Insured)	50,000	50,000
Clovis, CA Unified School District, Election 2004, Sereis B, 4.000%, 08/01/11(National Insured)	20,000	20,944
Contra Costa County, CA Water District, Series L, 4.000%, 10/01/13 (FSA Insured)	75,000	80,086
Corona-Norco, CA Unified School District, Election 2006, Series A, 5.500%, 08/01/15 (FSA Insured)	50,000	57,248
Cotati-Rohnert Park, CA Unified School District, Series B, 4.000%, 08/01/13 (FGIC Insured)	50,000	52,288
Covina-Valley, CA Unified School District, Election 2006, Series A, 4.000%, 08/01/13 (National Insured)	115,000	121,600
Desert Sands, CA University School District, Election 2001, 5.000%, 06/01/22 (AMBAC Insured)	40,000	41,494
East Bay, CA Regional Park District, Series E, 4.150%, 09/01/10	50,000	51,992
East Side, CA Union High School District-Santa Clara County, Election 2002, Series C, 5.000%, 08/01/14 (FSA Insured)	60,000	64,558
Eastern, CA Municipal Water District, Water & Sewer Revenue, Series A, 5.000%, 07/01/21(National Insured)	330,000	346,074
El Monte, CA Union High School District Election 2002, Series B, 4.250%, 03/01/10 (National Insured)	150,000	152,774
Fairfield-Suisun, CA Unified School District, Election 2002, 5.250%, 01/01/16 (National Insured)	125,000	135,350
Fairfield-Suisun, CA Unified School District, Election 2002, 5.250%, 08/01/22 (National Insured)	2,555,000	2,627,127
Fresno, CA Sewer Revenue, Series A-1, 5.250%, 09/01/19 (AMBAC Insured)	1,000,000	1,079,840
Jurupa, CA Unified School District, Election 2001, 5.000%, 08/01/14 (FGIC Insured)	225,000	239,879
Kern, CA High School District, Series B, Election 2004, 5.000%, 08/01/21 (FSA Insured)	500,000	524,625
Kings Canyon, CA Joint Unified School District, 3.750%, 08/01/10 (FGIC Insured)	60,000	61,487
Laguna Beach, CA 4.625%, 08/15/09	10,000	10,012
Larkspur, CA School District, Series A, 5.250%, 08/01/10	40,000	41,762
Lincoln, CA Unified School District, Election 2004, 4.000%, 08/01/14 (FGIC Insured)	75,000	78,027
Long Beach, CA Unified School District, Series B, 5.250%, 08/01/24	550,000	582,439
Long Beach, CA Harbor Revenue Refunding—Series B, 5.000%, 05/15/18 (FGIC Insured)	670,000	715,654
Los Angeles, CA County Metropolitan Transportation Authority, Series A, 4.250%, 07/01/11(National Insured)	75,000	75,859
Los Angeles, CA County Metropolitan Transportation Authority, Series A, 5.000%, 07/01/10 (FSA Insured)	50,000	52,044

Managers California Intermediate Tax-Free Fund

July 31, 2009

Schedule of Portfolio Investments (unaudited) Security Description	Principal Amount	Value
Los Angeles, CA County Metropolitan Transportation Authority, Series B, 5.000%, 07/01/10	25,000	25,980
Los Angeles, CA County Metropolitan Transportation Authority, Series A, 5.000%, 07/01/13 (FSA Insured)	55,000	61,564
Los Angeles, CA County Public Works Financing Authority, Series A, 5.000%, 03/01/12 (National Insured)	100,000	108,957
Municipal Bonds - 96.1% (continued)
Los Angeles, CA County Sanitation Districts Financing Authority, Series A, 5.000%, 10/01/11(FSA Insured)	$95,000	$103,274
Los Angeles, CA Department of Water & Power, Series A-1, 5.000%, 07/01/11(National Insured)	15,000	16,106
Los Angeles, CA Department of Water & Power, Series A-A-1, 5.250%, 07/01/10 (National Insured)	50,000	52,054
Los Angeles, CA Department of Water, Series A-A-1, 4.000%, 07/01/10 (National Insured)	40,000	41,193
Los Angeles, CA County Public Works Financing Authority, Series A, 5.000%, 10/01/15 (National Insured)	15,000	17,173
Los Angeles, CA Certificate Participation Real Property Program, 5.250%, 04/01/19 (AMBAC Insured)	300,000	310,950
Los Angeles, CA Harbor Department Revenue, Series B, 5.000%, 08/01/20 (National Insured)	275,000	291,330
ManteCA CA Unified School District General Obligation, 3.750%, 08/01/10 (FGIC Insured)	50,000	51,290
Metropolitan Water District of Southern California, Series A, 4.500%, 03/01/10	70,000	71,659
Metropolitan Water District of Southern California, Series B, 5.000%, 07/01/10	300,000	311,985
Metropolitan Water District of Southern California, Series A, 5.000%, 03/01/12	25,000	27,506
Moreno Valley, CA Unified School District, 4.000%, 08/01/13 (National Insured)	200,000	208,000
Moreno Valley, CA Unified School District, 4.000%, 08/01/14 (National Insured)	75,000	77,152
Moreno Valley, CA Unified School District, 5.000%, 08/01/17 (National Insured)	50,000	52,552
Moulton Niguel, CA Water District, 4.000%, 09/01/10 (AMBAC Insured)	100,000	102,843
Mount Diablo, CA Unified School District, Election 2002, 4.125%, 07/01/14 (FGIC Insured)	50,000	51,926
Murrieta Valley, CA Unified School District Public Financing Authority, Election 2002, Series B, 3.500%, 09/01/10 (FSA Insured)	25,000	25,686
Newhall, CA School District, Series A, 5.250%, 05/01/10 (FSA Insured)	50,000	51,791
North Orange County, CA Community College District, 5.000%, 08/01/19 (National Insured)	340,000	366,578
Port of Oakland, CA Series M, 3.500%, 11/01/10 (FGIC Insured)	50,000	51,447
Port of Oakland, CA Series C, 5.000%, 11/01/15 (National Insured)	310,000	326,948
Port of Oakland, CA Series B, 5.000%, 11/01/16 (National Insured)	255,000	266,309
Port Of Oakland, CA Series C, 5.000%, 11/01/17 (National Insured)	50,000	51,736
Port of Oakland, CA Series B, 5.000%, 11/01/21 (National Insured)	1,000,000	979,320
Rancho Santiago, California, Community College District, Election 2002, Series C, 5.000%, 09/01/20 (FSA Insured)	460,000	490,415
Riverside, CA Community College District, 5.000%, 08/01/24 (FSA Insured)	35,000	36,356
Roseville, CA 6.000%, 09/01/33	20,000	20,678
Roseville, CA 6.250%, 09/01/32	35,000	36,193
Sacramento, CA City Unified School District, Series D, 4.000%, 07/01/10 (FSA Insured)	40,000	41,134
Sacramento, CA County Sanitation District, Series A, 5.200%, 12/01/11	150,000	159,054
Sacramento, CA County Sanitation District, Series A, 5.250%, 12/01/12	100,000	105,951
Sacramento, CA Municipal Utility District, Series S, 5.000%, 11/15/10 (FSA Insured)	25,000	26,064
Sacramento, CA Municipal Utility District, Series R, 5.000%, 08/15/18 (National Insured)	40,000	41,189
Sacramento, CA Municipal Utility District, Series O, 5.250%, 08/15/10 (National Insured)	45,000	46,965
Sacramento, CA Regional County Sanitation District No. 1, 5.000%, 12/01/13 (AMBAC Insured)	115,000	122,889
San Bernardino, CA Community College District, Election 2002, Series A, 6.250%, 08/01/23	420,000	480,190
San Bernardino, CA Community College District, Election 2002, Series A, 6.375%, 08/01/26	480,000	543,658
San Bernardino, CA County Transportation Authority, Series B, 4.000%, 03/01/10 (FSA Insured)	50,000	50,940
San Bernadino, CA County Transportation Authority, Series A, 5.000%, 03/01/10 (AMBAC Insured)	100,000	102,015
San Bernardino, CA County Transportation Authority, Series A, 6.250%, 03/01/10 (National Insured)	25,000	25,688
San Diego, CA Public Facilities Financing Authority, Series C, 4.000%, 05/15/12	350,000	370,374
San Diego, CA Unified School District, Series C, 5.000%, 07/01/19 (FSA Insured)	200,000	217,864
San Francisco, CA City & County Airports Commission, Series 28C, 4.000%, 05/01/11 (National Insured)	100,000	103,992
San Francisco, CA City & County Airports Commission, Series 28C, 4.000%, 05/01/12 (National Insured)	250,000	263,530
San Francisco, CA City & County Airports Commission, Series 27B, 4.125%, 05/01/11 (FGIC Insured)	75,000	78,220
San Francisco, CA City & County Airport Commission, Second Series, Issue 20, 4.500%, 05/01/10 (National Insured)	50,000	50,272
San Francisco, CA City & County Airports Commission, Series 32F, 5.000%, 05/01/16 (FGIC Insured)	45,000	47,824
San Francisco, CA City & County Airports Commission, Series 29B, 5.125%, 05/01/18 (FGIC Insured)	1,000,000	1,028,500
San Francisco, CA City & County Airports Commission, Series 27B, 5.250%, 05/01/12 (FGIC Insured)	70,000	73,510
San Francisco, CA City & County Airports Commission, Second Series, Issue 30, 5.250%, 05/01/15 (XLCA Insured)	75,000	80,475
San Francisco, CA City & County Airport Commission, Series 32F, 5.250%, 05/01/17 (FGIC Insured)	345,000	370,116
San Francisco, CA City & County Public Utilities Commission, Series A, 3.250%, 10/01/10 (National Insured)	25,000	25,519
San Francisco, CA City & County Public Utilities Commission, Series A, 5.250%, 10/01/19 (National Insured)	1,145,000	1,185,682
San Francisco, CA City & County Unified School District, Election 2003, Series B, 5.000%, 06/15/13 (FSA Insured)	250,000	274,880
San Francisco, CA Community College District, Series B, 5.000%, 06/15/10 (AMBAC Insured)	50,000	51,820
San Francisco, CA Community College District, Series B, 5.000%, 06/15/14 (AMBAC Insured)	120,000	131,448
San Francisco, CA City & County Public Utilities Commission, Series A, 4.000%, 10/01/11 (National Insured)	130,000	136,838
San Jose-Santa Clara, CA Water Financing Authority, Series A, 3.250%, 11/15/10 (FSA Insured)	75,000	77,165
San Juan, CA Unified School District, Election 2002, Series A, 5.000%, 08/01/10 (National Insured)	40,000	41,623
Santa Barbara, CA Community College District, Election 2008, Series A, 4.000%, 08/01/10	125,000	129,096
Santa Clara County, CA Alum Rock Union Elementary School District General Obligation Refunding, 3.500%, 09/01/12 (FGIC Insured)	15,000	15,581
Santa Clara County, CA East Side Union High School District, Series B, 5.000%, 08/01/12 (FGIC Insured)	30,000	32,054
Santa Clara County, CA East Side Union High School District, Election 2002, Series D, 4.000%, 08/01/14 (XLCA Insured)	40,000	41,427

Managers California Intermediate Tax-Free Fund

July 31, 2009

Schedule of Portfolio Investments (unaudited) Security Description	Principal Amount	Value
Santa Clara, CA Valley Transportation Authority, Series A, 5.000%, 06/01/23 (National Insured)	60,000	64,846
Santa Rosa, CA High School District, Election of 2002, 5.000%, 08/01/19 (National Insured)	100,000	103,504
Solano County, CA Community College District, 4.000%, 08/01/15 (National Insured)	25,000	26,474
Solano County, CA Community College District, 5.000%, 08/01/16 (National Insured)	40,000	43,827
Sonoma Valley, CA Unified School District, 5.125%, 08/01/25 (FGIC Insured)	15,000	15,834
State of California, Series K, 4.750%, 11/01/10	30,000	30,080
Municipal Bonds - 96.1% (continued)
State of California, 5.000%, 09/01/10	$50,000	$50,654
State of California, 5.000%, 04/01/14	15,000	16,383
State of California, 5.000%, 11/01/30	330,000	362,317
State of California, 5.200%, 06/01/10	50,000	50,583
State of California, 5.250%, 10/01/09	100,000	100,618
State of California, 5.250%, 10/01/18 (FGIC Insured)	40,000	42,191
State of California, 5.500%, 02/01/10 (FGIC Insured)	25,000	25,469
State of California, 6.600%, 02/01/10 (National Insured)	560,000	573,916
Sweetwater Authority, San Diego County, CA Water Revenue, Series 2005, 5.000%, 04/01/17 (AMBAC Insured)	50,000	52,402
Tamalpais, CA Union High School District, Election 2006, 4.000%, 08/01/09 (National Insured)	50,000	50,000
University of California, Revenue Bonds, Series Q, 5.000%, 09/01/11(FSA Insured)	55,000	59,170
University of California, Series O, 5.000%, 09/01/25 (FGIC Insured)	50,000	52,962
University of California, Series Q, 5.000%, 09/01/33 (FSA Insured)	20,000	22,033
Vacaville, CA Unified School District, Election 2001, 5.000%, 08/01/16 (National Insured)	105,000	111,231
Ventura, CA Unified School District, Election 1997, Series F, 4.000%, 08/01/11 (FSA Insured)	75,000	78,327
Wiseburn, CA School District General Obligation Refunding, Series A, 3.250%, 08/01/10 (National Insured)	25,000	25,560
Wiseburn, CA School District, Series A, 5.000%, 08/01/16 (National Insured)	75,000	80,278
Woodside, CA Elementary School District, 5.500%, 10/01/24 (National Insured)	50,000	50,904
Total Municipal Bonds (cost $29,329,148)		29,694,609
Short-Term Investments - 3.3%[1]

	Shares
Fidelity California AMT Tax-Free Money Market Fund, Institutional Class Shares, 0.19% (cost $1,005,467)	1,005,467	1,005,467
Total Investments - 99.4% (cost $30,334,615)[13]		30,700,076
Other Assets, less Liabilities - 0.6%		191,870
Net Assets - 100.0%		$30,891,946

Managers Small Cap Fund

July 31, 2009

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Common Stocks - 96.3%
Consumer Discretionary - 7.2%
American Public Education, Inc.*	11,100		$392,607
Arbitron, Inc.	12,300		200,244
Capella Education Co.*	9,600		617,856
Corinthian Colleges, Inc.*	36,800		568,192
FGX International Holdings, Ltd.*	16,900		223,249
Hibbett Sports, Inc.*	7,400		136,234
Iconix Brand Group, Inc.*	19,800		346,896
Monro Muffler Brake, Inc.	15,200		404,168
Pool Corp.	12,350		291,707
Total Consumer Discretionary			3,181,153
Consumer Staples - 2.1%
Chattem, Inc.*	4,500		282,015
Herbalife, Ltd.	9,000		309,690
United Natural Foods, Inc.*	12,600		340,578
Total Consumer Staples			932,283
Energy - 7.7%
Approach Resources, Inc.*	11,800		82,718
Arena Resources, Inc.*	18,200		593,866
Atlas America, Inc.	11,700	[2]	235,287
Cal Dive International, Inc.*	43,000		383,990
Concho Resources, Inc.	12,000		368,400
Concho Resources, Inc.*	9,800		300,860
Dril-Quip, Inc.*	5,300		224,137
Exterran Holdings, Inc.*	12,500		217,375
NATCO Group, Inc.*	13,100		472,386
Quicksilver Resources, Inc.*	27,800		318,588
T-3 Energy Services, Inc.*	14,400		195,120
Total Energy			3,392,727
Financials - 7.6%
Amerisafe, Inc.*	16,700		277,721
Argo Group International Holdings, Ltd.*	16,574		556,886
Assured Guaranty, Ltd.	14,900		208,153
CVB Financial Corp.	19,100		144,014
Evercore Partners, Inc., Class A	13,600		267,512
Iberia Bank Corp.	4,900		229,516
Jefferies Group, Inc.*	9,400		214,884
optionsXpress, Inc.	3,400		61,438
Portfolio Recovery Associates, Inc.*	12,200		563,030
Safety Insurance Group, Inc.	12,300		396,798
StanCorp Financial Group, Inc.	12,600		433,692
Total Financials			3,353,644
Health Care - 16.2%
Align Technology, Inc.*	32,600		355,666
Amedisys, Inc.*	9,400		420,274
American Dental Partners, Inc.*	16,050		210,094
BioMarin Pharmaceutical, Inc.*	29,800		489,018
Bio-Rad Laboratories, Inc.*	8,580		664,435
Brookdale Senior Living, Inc.	21,700		232,407
CardioNet, Inc.*	26,400		187,440
Catalyst Health Solutions, Inc.*	16,600		427,948
Dionex Corp.*	5,300		349,323

Managers Small Cap Fund

July 31, 2009

Schedule of Portfolio Investments (unaudited) Security Description	Shares	Value
Health Care - 16.2% (continued)
Genoptix, Inc.*	9,900	$309,969
Haemonetics Corp.*	8,700	513,387
ICON PLC*	13,600	319,600
Magellan Health Services, Inc.*	17,600	569,536
MedAssets, Inc.*	27,400	511,832
Sepracor, Inc.*	20,900	362,615
United Therapeutics Corp.*	4,700	435,314
Volcano Corp.*	28,400	431,396
WellCare Health Plans, Inc.*	16,800	373,968
Total Health Care		7,164,222
Industrials - 23.1%
Advisory Board Co., The*	12,200	312,076
American Reprographics Co.*	24,600	212,790
Clean Harbors, Inc.*	12,800	667,776
Columbus McKinnon Corp.*	21,800	315,446
Corporate Executive Board Co.	8,400	157,752
CoStar Group, Inc.*	10,800	396,684
DigitalGlobe, Inc.*	13,300	242,060
Duff & Phelps Corp., Class A	19,000	344,470
EMCOR Group, Inc.*	9,900	238,788
Genesee & Wyoming, Inc., Class A*	16,500	450,285
Granite Construction, Inc.	12,400	420,112
Healthcare Services Group, Inc.	13,600	253,912
Hub Group, Inc.*	10,300	221,347
Huron Consulting Group, Inc.*	7,500	332,625
Interline Brands, Inc.*	29,900	506,207
Kennametal, Inc.	14,000	298,480
Middleby Corp., The*	6,500	317,850
Mobile Mini, Inc.*	26,400	427,152
On Assignment, Inc.*	62,900	266,067
Orbital Sciences Corp.*	38,800	525,352
RBC Bearings, Inc.*	12,100	286,770
Regal-Beloit Corp.	6,800	315,248
Resources Connection, Inc.*	29,700	448,470
Stanley, Inc.*	17,900	550,246
Stericycle, Inc.*	6,800	348,160
Transdigm Group, Inc.*	18,100	693,049
UTi Worldwide, Inc.*	32,300	407,626
Watsco, Inc.	4,200	220,332
Total Industrials		10,177,132
Information Technology - 29.7%
Advanced Analogic Technologies, Inc.*	66,600	321,012
Atheros Communications, Inc.*	23,100	577,500
Blackboard, Inc.*	8,300	281,951
CommVault Systems, Inc.*	19,500	339,495
Constant Contact, Inc.*	8,600	194,446
CyberSource Corp.*	21,939	380,422
Cymer, Inc.*	18,600	636,306
DealerTrack Holdings, Inc.*	23,900	473,937
DTS, Inc.*	7,500	206,025
Epiq Systems, Inc.*	17,800	285,690
Global Payments, Inc.	26,400	1,116,720

Managers Small Cap Fund

July 31, 2009

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Information Technology - 29.7% (continued)
Hittite Microwave Corp.*	10,000		$351,200
Informatica Corp.*	23,800		437,682
J2 Global Communications, Inc.*	22,600		542,174
Jack Henry & Associates, Inc.	29,100		624,778
ManTech International Corp., Class A*	6,600		351,780
Monolithic Power Systems, Inc.*	15,600		346,164
Netezza Corp.*	49,400		446,576
Power Integrations, Inc.	18,700		547,723
SkillSoft PLC*	71,600		612,896
Solera Holdings, Inc.*	44,200		1,190,306
SRA International, Inc.*	22,800		449,160
Ultimate Software Group, Inc., The*	26,100		668,160
Varian Semiconductor Equipment Associates, Inc.*	16,200		519,048
ViaSat, Inc.*	21,500		580,500
Wright Express Corp.*	22,300		630,644
Total Information Technology			13,112,295
Telecommunication Services - 2.7%
General Communication, Inc., Class A*	38,100		260,985
NTELOS Holdings Corp.	25,200		390,348
SBA Communications Corp.*	20,200	[2]	527,018
Total Telecommunication Services			1,178,351
Total Common Stocks (cost $35,626,640)			42,491,807
Short-Term Investments - 4.8%[1]
BNY Institutional Cash Reserves Fund, Series A, 0.19%[3]	634,014		634,014
BNY Institutional Cash Reserves Fund, Series B*[3,4]	118,432		20,134
Dreyfus Cash Management Fund, Institutional Class Shares, 0.35%[11]	1,443,224		1,443,224
Total Short-Term Investments (cost $2,195,670)			2,097,372
Total Investments - 101.1% (cost $37,822,310)			44,589,179
Other Assets, less Liabilities - (1.1)%			(482,238)
Net Assets - 100.0%			$44,106,941

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations are to be read in conjunction with the Schedules of Portfolio Investments previously presented in the report.

At July 31, 2009, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately as follows:

Fund	Cost	Appreciation	Depreciation	Net
FQ Tax-Managed U.S. Equity	$52,153,178	$7,255,163	$(2,572,123)	$4,683,040

FQ U.S. Equity	54,612,096	1,715,891	(4,401,726)	(2,685,835)

FQ Global Alternatives	198,409,861	5,049,922	(24)	5,049,898

Fremont Global	79,999,328	5,032,789	(8,197,766)	(3,164,977)

Small Cap	38,032,833	8,645,799	(2,089,453)	6,556,346

Fremont Micro-Cap	129,013,579	20,001,532	(16,903,846)	3,097,686

Fremont Institutional Micro-Cap	24,750,753	3,584,030	(3,910,121)	(326,091)

Real Estate Securities	13,712,261	715,675	(2,402,792)	(1,687,117)

Fremont Bond	1,364,948,649	31,798,717	(54,886,840)	(23,088,123)

California Intermediate Tax-Free	30,334,615	497,027	(131,566)	365,461

*	Non-income-producing security.
#	Rounds to less than 0.1%.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At July 31, 2009, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
Fremont Bond	$117,309,164	11.6%

[1]	Yield shown for each investment company represents its July 31, 2009, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these shares were out on loan to various brokers as of July 31, 2009, amounting to:

Fund	Market Value	% of Net Assets
FQ Tax-Managed U.S. Equity	$2,700,793	4.8%
FQ U.S. Equity	1,280,104	2.5%
Fremont Global	1,301,311	1.5%
Small Cap	741,224	1.7%
Fremont Bond	16,290,087	1.6%

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.
[4]

On September 12, 2008, The Bank of New York Mellon (“BNYM”) established a separate sleeve of the BNY Institutional Cash Reserves Fund (“ICRF”) (Series B) to hold certain Lehman Brothers floating rate notes. The Fund’s position in Series B is being marked to market daily.

[5]

Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded, and would be difficult to sell in a current sale. The Fund may not invest more than 15% of its net assets in illiquid securities. All securities are valued by an independent pricing agent or broker.

[6]	Represents yield to maturity at July 31, 2009.
[7]	Cash held as collateral for futures contracts and forward contracts in a segregated account at BNYM.
[8]	Perpetuity Bond. The date shown is the final call date.
[9]	Floating Rate Security. The rate listed is as of July 31, 2009. Date in parenthesis represents the security’s next coupon rate reset.
[10]	Variable Rate Security. The rate listed is as of July 31, 2009 and is periodically reset subject to terms and conditions set forth in the debenture.
[11]	The Funds’ investments are covered under the U.S. Treasury Temporary Money Market Fund Guarantee Program up to a maximum of:

	Dreyfus Cash Management Fund	JPMorgan Liquid Assets Money Market Fund
FQ Tax-Managed U.S. Equity	$599,935	$0
FQ U.S. Equity	1,008,765	0
FQ Global Alternatives	7,677,578	32,419,104
Fremont Global	2,154,888	0
Small Cap	3,608,525	0
Real Estate Securities	595,984	0
Fremont Bond	794,700	0
California Intermediate Tax-Free	0	0
Fremont Micro Cap	9,181,340	0
Fremont Institutional Micro Cap	1,060,665	0

[12]	Securities held as collateral for futures contracts, amounting to a market value of $16,597,439, or 8.0% of net assets.

Notes to Schedules of Portfolio Investments (unaudited)—(Continued)

[13]

At July 31, 2009, the concentration of the Fund’s investments by state or territory determined as a percentage of net assets was as follows: California 99.4%. At July 31, 2009, 67.3% of the securities in the portfolio were backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets were as follows: National Insured 30.9%, AMBAC 12.7%, and FGIC 10.9%.

[14]	Security held as collateral for futures contracts, amounting to a market value of $25,026,337, or 2.5% of net assets.
[15]	Security is in default. Issuer has failed to make a timely payment of either principal or interest or has failed to comply with some provision of the bond indenture.

Investment Definitions and Abbreviations:

ADR/GDR:	ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a GDR (Global Depositary Receipt) is comparable, but foreign securities are held on deposit in a non-U.S. bank. The value of the ADR/GDR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADR/GDRs are initiated by the underlying foreign company.

Registered shares: A security whose owner has been recorded with its issuer or issuer’s registrar.

AMBAC: American Municipal Bond Assurance Corp.	HKD: Hong Kong Dollar
AUD: Australian Dollar	JPY: Japanese Yen
BBA: British Banker’s Association	LIBOR: London Inter-Bank Offered Rate
BRL: Brazilian Real
CAD: Canadian Dollar	MBIA: Municipal Bond Investor Assurance Corp
EUR: Euro	MUD: Municipal Utility District
FGIC: Financial Guaranty Insurance Corp.	REIT: Real Estate Investment Trust
FHLMC: Federal Home Loan Mortgage Corp.	REOC: Real Estate Operating Company
FHLB: Federal Home Loan Bank	TBA: To Be Announced
FNMA: Federal National Mortgage Association	USD: United States Dollar
FSA: FSA Capital, Inc.
GBP: British Pound

Abbreviations have been used throughout the portfolios to indicate amounts shown in currencies other than the U.S. dollar (USD):

A$: Australian Dollar	£: British Pound	€: Euro
R$: Brazilian Real	C: Canadian Dollar

Notes to Schedules of Portfolio Investments (continued)

(16) Fair Value Measurements

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The following table summarizes the valuation of the Funds’ investments by the above fair value hierarchy levels as of July 31, 2009:

	Level 1	Level 2	Level 3	Total
FQ Tax-Managed U.S. Equity
Investments in Securities
Common Stocks
Information Technology	$9,767,118	—	—	$9,767,118
Health Care	7,663,537	—	—	7,663,537
Consumer Discretionary	7,453,430	—	—	7,453,430
Energy	6,969,548	—	—	6,969,548
Financials	6,902,458	—	—	6,902,458
Consumer Staples	6,016,686	—	—	6,016,686
Industrials	5,655,755	—	—	5,655,755
Utilities	1,472,820	—	—	1,472,820
Telecommunication Services	1,190,628	—	—	1,190,628
Materials	885,712	—	—	885,712
Short-Term Investments	2,804,037	$54,489	—	2,858,526

Total Investments in Securities	56,781,729	54,489	—	56,836,218

Other Financial Instruments*	—	—	—	—

Totals	$56,781,729	$54,489	—	$56,836,218

	Level 1	Level 2	Level 3	Total
FQ U.S. Equity
Investments in Securities
Common Stocks
Information Technology	$10,098,338	—	—	$10,098,338
Financials	7,316,762	—	—	7,316,762
Health Care	6,471,534	—	—	6,471,534
Energy	5,909,268	—	—	5,909,268
Consumer Staples	5,153,838	—	—	5,153,838
Industrials	5,148,212	—	—	5,148,212
Consumer Discretionary	5,061,616	—	—	5,061,616
Materials	2,264,250	—	—	2,264,250
Utilities	1,869,704	—	—	1,869,704
Telecommunication Services	1,340,716	—	—	1,340,716
Short-Term Investments	1,257,836	$34,187	—	1,292,023

Total Investments in Securities	51,892,074	34,187	—	51,926,261

Other Financial Instruments*	10,921	—	—	10,921

Totals	$51,902,995	$34,187	—	$51,937,182

Notes to Schedules of Portfolio Investments—(Continued)

	Level 1	Level 2	Level 3	Total
FQ Global Alternatives
Investments in Securities
Short-Term Investments	$142,582,595	—	—	$142,582,595
Other Equities	44,279,725	—	—	44,279,725
US Government Obligations	—	$16,597,439	—	16,597,439

Total Investments in Securities	186,862,320	16,597,439	—	203,459,759

Other Financial Instruments*	(379,149)	129,126	—	(250,023)

Totals	$186,483,171	$16,726,565	—	$203,209,736

	Level 1	Level 2	Level 3	Total
Fremont Global
Investments in Securities
Common Stocks
Financials	$9,920,056	—	—	$9,920,056
Information Technology	7,750,998	—	—	7,750,998
Health Care	5,781,831	—	—	5,781,831
Consumer Discretionary	5,022,375	—	—	5,022,375
Industrials	4,987,210	—	—	4,987,210
Consumer Staples	4,801,382	—	—	4,801,382
Energy	4,701,145	—	—	4,701,145
Telecommunication Services	3,684,283	—	—	3,684,283
Materials	3,564,419	—	—	3,564,419
Utilities	1,973,933	—	—	1,973,933
Short-Term Investments	24,629,092	$17,627	—	24,646,719

Total Investments in Securities	76,816,724	17,627	—	76,834,351

Other Financial Instruments*	—	—	—	—

Totals	$76,816,724	$17,627	—	$76,834,351

	Level 1	Level 2	Level 3	Total
Small Cap
Investments in Securities
Common Stocks
Information Technology	$13,112,295	—	—	$13,112,295
Industrials	10,177,132	—	—	10,177,132
Health Care	7,164,222	—	—	7,164,222
Energy	3,392,727	—	—	3,392,727
Financials	3,353,644	—	—	3,353,644
Consumer Discretionary	3,181,153	—	—	3,181,153
Telecommunication Services	1,178,351	—	—	1,178,351
Consumer Staples	932,283	—	—	932,283
Short-Term Investments	2,077,238	$20,134	—	2,097,372

Total Investments in Securities	44,569,045	20,134	—	44,589,179

Other Financial Instruments*	—	—	—	—

Totals	$44,569,045	$20,134	—	$44,589,179

Notes to Schedules of Portfolio Investments—(Continued)

	Level 1	Level 2	Level 3	Total
Micro-Cap
Investments in Securities
Common Stocks
Industrials	$29,946,800	—	—	$29,946,800
Information Technology	29,036,811	—	—	29,036,811
Health Care	23,746,468	—	—	23,746,468
Consumer Discretionary	18,918,046	—	—	18,918,046
Financials	16,440,064	—	—	16,440,064
Energy	5,564,489	—	—	5,564,489
Materials	3,548,649	—	—	3,548,649
Consumer Staples	2,904,015	—	—	2,904,015
Telecommunication Services	532,164	—	—	532,164
Utilities	261,720	—	—	261,720
Short-Term Investments	1,212,039	—	—	1,212,039

Total Investments in Securities	132,111,265	—	—	132,111,265

Other Financial Instruments*	—	—	—	—

Totals	$132,111,265	—	—	$132,111,265

	Level 1	Level 2	Level 3	Total
Fremont Bond Fund
Investments in Securities
Corporate Bonds
Asset-Backed Securities	—	$36,593,823	—	$36,593,823
Financials	—	288,158,944	$1,000,000	289,158,944
Industrials	—	87,160,907	—	87,160,907
Mortgage-Backed Securities	—	79,880,150	—	79,880,150
Utilities	—	6,658,632	—	6,658,632
Foreign Government Obligations	—	994,372	—	994,372
U.S. Government and Agency Obligations	—	769,604,512	—	769,604,512
Municipal Bonds	—	30,961,705	—	30,961,705
Municipal Bond Funds	$5,672,264	—	—	5,672,264
Preferred Stocks	4,390,612	—	—	4,390,612
Options and Swaptions	—	358,727	—	358,727
Short-Term Investments	30,316,531	109,347	—	30,425,878

Total Investments in Securities	40,379,407	1,300,481,119	1,000,000	1,341,860,526

Other Financial Instruments*	70,950	4,168,174	—	4,239,124

Totals	$40,450,357	$1,304,649,293	$1,000,000	$1,346,099,650

	Level 1	Level 2	Level 3	Total
Institutional Micro-Cap
Investments in Securities
Common Stocks
Industrials	$5,495,784	—	—	$5,495,784
Information Technology	5,202,569	—	—	5,202,569

Notes to Schedules of Portfolio Investments—(Continued)

Health Care	4,257,495	—	—	4,257,495
Consumer Discretionary	3,325,863	—	—	3,325,863
Financials	3,053,226	—	—	3,053,226
Energy	1,007,786	—	—	1,007,786
Materials	620,927	—	—	620,927
Consumer Staples	527,142	—	—	527,142
Telecommunication Services	95,272	—	—	95,272
Utilities	37,586	—	—	37,586
Short-Term Investments	801,012	—	—	801,012

Total Investments in Securities	24,424,662	—	—	24,424,662

Other Financial Instruments*	—	—	—	—

Totals	$24,424,662	—	—	$24,424,662

	Level 1	Level 2	Level 3	Total
Real Estate Securities
Investments in Securities
Common Stocks
Office Properties	$2,256,274	—	—	$2,256,274
Health Care	2,028,517	—	—	2,028,517
Apartments	1,762,237	—	—	1,762,237
Regional Malls	1,313,122	—	—	1,313,122
Diversified	1,186,595	—	—	1,186,595
Shopping Centers	1,027,001	—	—	1,027,001
Storage	883,253	—	—	883,253
Warehouse/Industrials	696,215	—	—	696,215
Hotels	482,433	—	—	482,433
Real Estate Operating Company	173,859	—	—	173,859
Single Tenant	31,733	—	—	31,733
Short-Term Investments	183,905	—	—	183,905

Total Investments in Securities	12,025,144	—	—	12,025,144

Other Financial Instruments*	—	—	—	—

Totals	$12,025,144	—	—	$12,025,144

	Level 1	Level 2	Level 3	Total
California Intermediate Tax-Free
Investments in Securities
Debt Securities
State and Political
Subdivisions (municipals)	—	$29,694,609	—	$29,694,609
Short-Term Investments	$1,005,467	—	—	1,005,467

Total Investments in Securities	1,005,467	29,694,609	—	30,700,076

Other Financial Instruments*	—	—	—	—

Totals	$1,005,467	$29,694,609	—	$30,700,076

Notes to Schedules of Portfolio Investments—(Continued)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

The following table is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments
Fremont Bond Fund
Balance as of October 31, 2008	—	—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/(depreciation)	—	—
Net purchases (sales)	—	—
Net transfers in and/or out of Level 3	$1,000,000	—

Balance as of July 31, 2009	$1,000,000	—

(17) Forward Foreign Currency Contracts

A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. These contracts are traded over-the-counter and not on organized commodities or securities exchanges.

At July 31, 2009, the underlying values for open foreign currency contracts were as follows:

Managers AMG FQ Global Alternatives Fund

Foreign Currency		Settlement Date	Current Value (Receivable)	Contract Value (Payable)	Unrealized Gain/(Loss)
Australian Dollar	Short	09/16/09	15,116,556	15,985,185	(868,629)
Canadian Dollar	Short	09/16/09	34,946,006	35,906,179	(960,173)
Swiss Franc	Short	09/16/09	87,503,906	88,000,349	(496,443)
Euro Dollar	Short	09/16/09	74,266,708	75,423,351	(1,156,643)
Pound Sterling	Short	09/16/09	65,728,466	67,776,072	(2,047,606)
Japanese Yen	Short	09/16/09	6,172,923	6,340,563	(167,640)
New Zealand Dollar	Short	09/16/09	10,462,007	10,888,647	(426,640)
Swedish Krona	Short	09/16/09	36,760,258	39,631,963	(2,871,705)
Australian Dollar	Long	09/16/09	62,678,343	59,701,175	2,977,168
Canadian Dollar	Long	09/16/09	20,449,228	19,949,618	499,610
Swiss Franc	Long	09/16/09	12,387,132	12,154,181	232,951
Euro Dollar	Long	09/16/09	11,831,917	11,687,419	144,498
Pound Sterling	Long	09/16/09	48,142,261	47,317,250	825,011
Japanese Yen	Long	09/16/09	37,105,955	36,785,839	320,116
New Zealand Dollar	Long	09/16/09	52,181,135	49,700,067	2,481,068
Swedish Krona	Long	09/16/09	25,732,956	24,088,773	1,644,183

Total			$601,465,757	$601,336,631	$129,126

Managers Fremont Global Fund

Foreign Currency		Settlement Date	Current Value (Receivable)	Contract Value (Payable)	Unrealized Gain/Loss
Canadian Dollar	Short	03/16/09	$332,139	$332,633	$(494)
Canadian Dollar	Long	02/04/09	44,675	44,648	27
Danish Krone	Short	02/02/09-02/04/09	82,293	80,405	1,888
Euro	Short	02/03/09-02/04/09	184,648	183,061	1,587
Euro	Long	02/02/09	28,133	29,089	(956)

Notes to Schedules of Portfolio Investments—(Continued)

Japanese Yen	Short	02/04/09	36,256	36,222	34
Japanese Yen	Long	02/02/09-02/03/09	184,760	185,545	(785)
Norwegian Krone	Long	02/04/09	28,277	28,348	(71)
Pound Sterling	Short	02/02/09-02/04/09	189,718	192,600	(2,882)
Pound Sterling	Long	02/02/09	86,951	85,884	1,067
Swedish Krona	Short	02/02/09-02/03/09	49,749	47,956	1,793
Swedish Krona	Long	02/03/09-02/04/09	110,840	112,326	(1,486)
Swiss Franc	Short	02/04/09	37,062	37,083	(21)
Swiss Franc	Long	02/02/09-02/03/09	46,747	47,152	(405)

Total			$1,442,248	$1,442,952	$(704)

Managers Fremont Bond Fund

Foreign Currency		Settlement Date	Contract Value (Receivable)	Contract Value (Payable)	Unrealized Gain/Loss
Australian Dollar	Long	08/25/09-08/28/09	$2,517,940	$2,443,348	$74,592
Brazilian Real	Short	08/04/09	5,150,202	5,496,990	(346,788)
Brazilian Real	Long	08/04/09-10/02/09	10,901,408	9,940,679	960,729
Canadian Dollar	Short	08/04/09	1,191,138	1,192,852	(1,714)
Canadian Dollar	Long	08/04/09-09/17/09	2,385,950	2,364,750	21,200
Chinese Yuan Renminbi	Short	09/08/09	2,787,289	2,855,910	(68,621)
Chinese Yuan Renminbi	Long	09/08/09-03/29/10	4,526,997	4,498,749	28,248
Euro	Short	09/04/09	10,734,806	10,760,305	(25,499)
Japanese Yen	Long	09/02/09	396,838	399,235	(2,397)
Pound Sterling	Short	08/06/09	8,106,434	8,191,792	(85,358)

Total			$48,699,002	$48,144,610	$554,392

(18) Futures Contracts Held or Issued for Purposes other than Trading

A Fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or a Fund may not be able to close out the contract when it desires to do so, resulting in losses. Futures are valued at their quoted daily settlement prices.

The aggregate principal amounts of the contracts are not recorded in the financial statements. The Funds had the following open futures contracts as of July 31, 2009:

Managers AMG FQ Global Alternatives Fund

The market value of assets pledged to cover margin requirements for the open futures positions at July 31, 2009 amounted to $16,597,439.

Type	Currency	Number of Contracts	Position	Expiration Month	Unrealized Gain/(Loss)
Australian Dollar 10-Year Bond	AUD	1120	Long	9/15/09	$223,825
SPI 200	AUD	189	Short	9/17/09	(879,645)
Canadian Dollar 10-Year Bond	CAD	1125	Short	9/21/09	838,061
S&P/ TSE 60 Index	CAD	8	Long	9/17/09	50,241
CAC40 10 Index	EUR	112	Short	8/21/09	(558,637)
Amsterdam Index	EUR	158	Short	8/21/09	(1,446,452)
DAX Index	EUR	13	Long	9/18/09	207,701
IBEX 35 Index	EUR	51	Short	8/21/09	(886,704)
Euro Bond	EUR	757	Long	9/8/09	2,863,086
S&P/MIB Index	EUR	56	Long	9/18/09	443,811
British Gilt	GBP	236	Short	9/28/09	147,181
FTSE 100 Index	GBP	300	Long	9/18/09	1,298,518
Hang Seng Index	HKD	79	Long	8/28/09	29,536

Notes to Schedules of Portfolio Investments—(Continued)

Japanese Yen 10-Year Bond	JPY	914	Short	9/10/09	(1,203,018)
TOPIX Index	JPY	3	Short	9/10/09	(10,982)
S&P 500 Index	USD	152	Short	9/17/09	(1,663,015)
U.S. Dollar Long Bond	USD	595	Long	9/21/09	167,344

Total:					$(379,149)

Managers AMG FQ U.S. Equity Fund

The market value of assets pledged to cover margin requirements for the open futures positions at July 31, 2009 amounted to $77,000.

Type	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
S&P 500 Index	1	Long	09/17/09	$10,921

Managers Fremont Bond Fund

Type	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
3-Month Euro Euribor	69	Long	12/14/09-03/15/10	142,167
3-Month Eurodollar	1,206	Long	12/14/09-12/14/10	1,906,150
3-Month Pound Sterling	124	Long	12/16/09-03/16/11	175,238

Total				$2,223,555

(19) Interest Rate Caps, Swap Contracts and Options

A Fund may enter into over-the-counter transactions involving interest rate caps, swap contracts, or purchased and written (sell) options to enter into such contracts, in order to manage interest rate risk. In an interest rate cap agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. An interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. Swap contracts represent an agreement between counterparties to exchange cash flows based on the difference between two rates applied to a notional principal amount for a specified period. The most common type of interest rate swap involves the exchange of fixed-rate cash flows for variable-rate cash flows. Swaps do not involve the exchange of principal between the parties. Purchased options on swap contracts (“swaptions”) give the holder the right, but not the obligation, to enter into a swap contract with the counterparty which has written the option on a date, at an interest rate, and with a notional amount as specified in the swaption agreement. If the counterparty to the swap transaction defaults, the Fund will be limited to contractual remedies pursuant to the agreements governing the transaction. There is no assurance that swap or swaption contract counterparties will be able to meet their obligations under the contracts or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund may thus assume the risk that payments owed the Fund under a swap or swaption contract will be delayed, or not received at all. During the term of the swap agreement or swaption, unrealized gains or losses are recorded as a result of “marking to market.” When the swap agreement or swaption is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Accrued interest and interest paid are recognized as unrealized and realized gain (loss), respectively. In each of the contracts, the Fund pays a premium, to the counterparty, in return for the swaption. These swaptions may be exercised by entering into a swap contract with the counterparty only on the date specified in each contract. The fund also sold credit protection through credit default swaps. Under the terms of the swaps, the seller of the credit protection receives a periodic payment amount (premium) from the buyer that is a fixed percentage amount applied to a notional principal amount. In return, the seller agrees to pay the buyer the notional amount and take delivery of a debt instrument of the reference issuer of the same notional par amount if the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap. The following Swaps were outstanding on July 31, 2009 for the Managers Fremont Bond Fund:

Notes to Schedules of Portfolio Investments—(Continued)

Pay	Receive	Counterparty	Maturity	Notional Amount		Unrealized Gain/(Loss)
Interest Rate Swaps
6-Month AUD-BBR-BBSW	Fixed Rate 4.500%	DUB	06/15/11	A$	40,800,000	$(176,844)
6-Month AUD-BBR-BBSW	Fixed Rate 5.000%	DUB	06/15/13	A$	2,700,000	(62,373)
6-Month USD-LIBOR-BBA	Fixed Rate 3.600%	RYL	05/21/09		$16,100,000	668,813
6-Month EUR-EURIBOR-Reuters	Fixed Rate 4.500%	BPS	03/18/14		€2,200,000	249,139
6-Month France CPI Excl. Tobacco Index	Fixed Rate 2.103%	BRC	10/15/10		€3,900,000	234,131
6-Month France CPI Excl. Tobacco Index	Fixed Rate 2.146%	UAG	10/15/10		€1,000,000	63,932
6-Month GBP-LIBOR-BBA	Fixed Rate 5.000%	GLM	09/17/13		£500,000	51,197
6-Month GBP-LIBOR-BBA	Fixed Rate 5.000%	HUS	09/17/13		£2,900,000	296,945
6-Month GBP-LIBOR-BBA	Fixed Rate 5.000%	DUB	03/18/14		£3,100,000	320,290
6-Month GBP-LIBOR-BBA	Fixed Rate 5.000%	DUB	03/18/14		£9,000,000	929,875
6-Month GBP-LIBOR-BBA	Fixed Rate 5.250%	RYL	03/18/14		£1,500,000	181,941
6-Month GBP-LIBOR-BBA	Fixed Rate 5.250%	GLM	03/18/14		£600,000	72,777
6-Month GBP-LIBOR-BBA	Fixed Rate 6.000%	GLM	12/19/09		£2,400,000	70,892
6-Month AUD-BBR-BBSW	Fixed Rate 6.000%	UAG	09/15/12	A$	15,300,000	2,488
Credit Default Swaps
General Electric Capital Corp.	Fixed Rate 5.000%	JPM	12/20/09		$6,000,000	30,251
General Electric Capital Corp.	Fixed Rate 5.000%	JPM	09/20/11		$2,000,000	4,399
Federative Republic of Brazil Bond	Fixed Rate 1.520%	MYC	01/20/17		$3,000,000	11,593
Federative Republic of Brazil Bond	Fixed Rate 1.950%	MYC	08/20/16		$3,500,000	108,875
Republic of Panama Bond	Fixed Rate 1.250%	JPM	01/20/17		$200,000	(6,630)
Zero Coupon Swaps
Brazil Interbank Deposit Rate	Fixed Rate 10.575%	UAG	01/02/12	R$	6,700,000	(77,412)
Brazil Interbank Deposit Rate	Fixed Rate 10.600%	JPM	01/02/12	R$	600,000	(1,341)
Brazil Interbank Deposit Rate	Fixed Rate 10.600%	JPM	03/11/09	R$	900,000	(2,011)
Brazil Interbank Deposit Rate	Fixed Rate 10.610%	HUS	03/11/09	R$	1,400,000	(2,980)
Brazil Interbank Deposit Rate	Fixed Rate 11.360%	BRC	01/04/10	R$	5,500,000	7,285
Brazil Interbank Deposit Rate	Fixed Rate 11.430%	MLC	01/04/10	R$	3,600,000	8,020
Brazil Interbank Deposit Rate	Fixed Rate 11.465%	GLM	01/04/10	R$	1,400,000	3,734
Brazil Interbank Deposit Rate	Fixed Rate 11.980%	MLC	01/02/12	R$	5,800,000	67,543
Brazil Interbank Deposit Rate	Fixed Rate 12.410%	UAG	01/04/10	R$	2,800,000	39,558
Brazil Interbank Deposit Rate	Fixed Rate 12.540%	UAG	01/02/12	R$	3,400,000	65,182
Brazil Interbank Deposit Rate	Fixed Rate 12.540%	BRC	01/02/12	R$	3,400,000	65,182
Brazil Interbank Deposit Rate	Fixed Rate 12.540%	MLC	01/02/12	R$	7,300,000	139,950
Brazil Interbank Deposit Rate	Fixed Rate 12.670%	MYC	01/04/10	R$	2,800,000	39,931
Brazil Interbank Deposit Rate	Fixed Rate 12.780%	MYC	01/04/10	R$	5,000,000	94,252
Brazil Interbank Deposit Rate	Fixed Rate 12.948%	MLC	01/04/10	R$	2,100,000	44,313
Brazil Interbank Deposit Rate	Fixed Rate 14.765%	HUS	01/02/12	R$	300,000	12,758
Brazil Interbank Deposit Rate	Fixed Rate 14.765%	MLC	01/02/12	R$	1,200,000	51,032

Total						$3,606,687

BPS: BNP Paribas	HUS: HSBC Bank	MYC: Morgan Stanley
BRC: Barclays Bank	JPM: JPMorgan	RYL: Royal Bank of Scotland
DUB: Deutsche Bank	MLC: Merrill Lynch	UAG: Union Bank of Switzerland
GLM: Goldman Sachs

A written option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option) or sell to (put option) the writer a designated instrument at a specified price within a specified period of time. Options written (sold) are recorded as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is recognized as realized gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss. The following written options were outstanding on July 31, 2009 for the Managers Fremont Bond Fund:

Name	Number of Contracts/Par	Exercise Price	Expiration Date	Value
3-Month USD-LIBOR-BBA (Put)	4,500,000	4.40%	08/04/09	$16,650
3-Month USD-LIBOR-BBA (Put)	3,500,000	4.40%	08/04/09	18,000
3-Month USD-LIBOR-BBA (Put)	8,000,000	4.55%	08/04/09	36,300

Total	16,000,000			$70,950

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST I

By:	/S/ JOHN H. STREUR
John H. Streur, President

Date:	September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ JOHN H. STREUR
John H. Streur, President

Date:	September 29, 2009

By:	/S/ DONALD S. RUMERY
Donald S. Rumery, Chief Financial Officer

Date:	September 29, 2009